     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 1, 2002

                                                        REGISTRATION NO. 33-5609
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------


                                     FORM N-4
                              REGISTRATION STATEMENT
                                       UNDER
                            THE SECURITIES ACT OF 1933                          /X/

                            PRE-EFFECTIVE AMENDMENT NO.                         / /
                          POST-EFFECTIVE AMENDMENT NO. 24                       /X/

                                      AND/OR

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
                                       1940                                     /X/

                                 AMENDMENT NO. 26


                            ------------------------

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                           (Exact Name of Registrant)

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                320 PARK AVENUE
                            NEW YORK, NEW YORK 10022
     (Address of Depositor's Principal Executive Office Including Zip Code)

               Depositor's Telephone Number, Including Area Code:
                                 (212) 224-1600


                            DEBORAH S. BECKER, ESQ.
                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                                320 PARK AVENUE
                            NEW YORK, NEW YORK 10022
                    (Name and Address of Agent for Service)

                            ------------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
                            ------------------------


It is proposed that this filing will become effective (check appropriate space)


   / /     immediately upon filing pursuant to paragraph (b) of
             Rule 485
   / /     on (date) pursuant to paragraph (b) of Rule 485
   /X/     60 days after filing pursuant to paragraph (a) of Rule 485
   / /     on (date) pursuant to paragraph (a) of Rule 485


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS-REFERENCE SHEET
                   (FILE NO. 33-5609, SECTION 457 CONTRACTS)

FORM N-4 ITEM                                                PROSPECTUS CAPTION
-------------                                    ------------------------------------------
PART A
 1.  Cover Page                                  Cover Page
 2.  Definitions                                 Definitions We Use in this Prospectus
 3.  Synopsis                                    Table of Annual Expenses
 4.  Condensed Financial Information             Appendix A: Unit Value Information for the
                                                   Separate Account Funds; Performance
                                                   Information for the Separate Account
                                                   Funds
 5.  General Description of Registrant,
       Depositor, and Portfolio Companies        About Mutual of America and the Separate
                                                   Account; Underlying Funds Invested in by
                                                   Our Separate Account; Your Voting Rights
                                                   for Meetings of the Underlying Funds;
                                                   Administrative Matters
 6.  Deductions                                  Table of Annual Expenses; Charges You Will
                                                   Pay
 7.  General Description of Variable Annuity
       Contracts                                 Purchase of a Contract and Deferred
                                                   Compensation Amounts; Your Account
                                                   Balance in the Separate Account Funds;
                                                   Our General Account
 8.  Annuity Period                              Account Balance Applied for Annuity
                                                   Payments
 9.  Death Benefit                               Our Payment of Account Balance to You or a
                                                   Beneficiary--Death Benefit during the
                                                   Accumulation Period
10.  Purchases and Contract Value                Purchase of a Contract and Deferred
                                                   Compensation Amounts; Your Account
                                                   Balance in the Separate Account Funds;
                                                   Our General Account
11.  Redemptions                                 Your Account Balance in the Separate
                                                   Account Funds; Our Payment of Account
                                                   Balance to You or a Beneficiary; Where
                                                   to Contact Us and Give Us Instructions
12.  Taxes                                       Federal Tax Information
13.  Legal Proceedings                           N/A (see Statement of Additional
                                                   Information)
14.  Table of Contents of the Statement of
       Additional Information                    Our Statement of Additional Information
PART B                                           STATEMENT OF ADDITIONAL INFORMATION
                                                   CAPTION
15.  Cover Page                                  Cover Page
16.  Table of Contents                           Table of Contents
17.  General Information and History             N/A
18.  Services                                    N/A
19.  Purchases of Securities Being Offered       Distribution of the Contracts
20.  Underwriters                                Distribution of the Contracts
21.  Calculation of Performance Data             Yield and Performance Information
22.  Annuity Payments                            N/A
23.  Financial Statements                        Financial Statements

PROSPECTUS
--------------------------------------------------------------------------------

                    VARIABLE ACCUMULATION ANNUITY CONTRACTS
                             FOR SECTION 457 PLANS

                                   Issued By
                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                   320 Park Avenue, New York, New York 10022

                                  Through its
                             SEPARATE ACCOUNT NO. 2
   -------------------------------------------------------------------------

THE CONTRACTS--We offer group variable accumulation annuity contracts (CONTRACTS) to fund deferred compensation plans that meet the requirements of
Section 457(b) of the Internal Revenue Code (PLANS).

A PARTICIPANT or YOU means an employee who is participating in an employer's Plan. Your Deferred Compensation Amounts are:

   - amounts the Contractholder (or your employer) contributes on your behalf from salary that you have elected to defer, within the limits of Section 457 and the Plan, and

   - if a Plan permits, amounts your employer contributes on your behalf that are in addition to the salary you have deferred.

A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Balance for retirement benefits at a future date, in the manner your Plan permits.

INVESTMENT ALTERNATIVES FOR YOUR ACCOUNT BALANCE--You may allocate your Account Balance to any of the Funds of Mutual of America Separate Account No. 2 or to our General Account. You may transfer all or any part of your Account Balance among the available Investment Alternatives at any time, without charge. The Separate Account Funds currently invest in these funds or portfolios of mutual funds (the UNDERLYING FUNDS), which will have varying investment returns and performance:

   - MUTUAL OF AMERICA INVESTMENT CORPORATION: Equity Index Fund, All America Fund, Mid-Cap Equity Index Fund, Aggressive Equity Fund, Composite Fund, Bond Fund, Mid-Term Bond Fund, Short-Term Bond Fund and Money Market Fund;

   - SCUDDER VARIABLE SERIES I: Capital Growth Portfolio, Bond Portfolio and International Portfolio;

   -   FIDELITY INVESTMENTS-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS
       FUNDS: Equity-Income Portfolio of the Variable Insurance Products Fund, and Contrafund Portfolio and Asset Manager Portfolio of the Variable Insurance Products Fund II;

   -   CALVERT SOCIAL BALANCED PORTFOLIO of Calvert Variable Series, Inc.;
       and

   - AMERICAN CENTURY VP CAPITAL APPRECIATION FUND, of American Century Variable Portfolios, Inc.

WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF ANY SEPARATE ACCOUNT FUND. You have the entire investment risk, including the risk of a decline in value, for amounts you allocate to a Separate Account Fund.

We pay a fixed rate of interest on your Account Balance in our General Account, and we change the rate from time to time. This Prospectus describes the Separate Account Fund Investment Alternatives, but there is a brief description of the General Account under "Our General Account".


STATEMENT OF ADDITIONAL INFORMATION--You may obtain at no charge a Statement of Additional Information (an SAI), dated May 1, 2002, about the Contracts and the Separate Account by writing to us at the address at the top of this page or by calling 1-212-224-1600. We have filed the SAI with the Securities and Exchange Commission and incorporate it by reference into this Prospectus. The table of contents for the SAI is at the end of this Prospectus for your review.


PROSPECTUSES--You should read this Prospectus before you purchase a Contract or elect to become a Participant, and you should keep it for future reference. This Prospectus is not valid unless the prospectuses of the Underlying Funds, which you also should read, are attached to it.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


DATED: MAY 1, 2002

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                              Page
                                                              ----
TABLE OF ANNUAL EXPENSES....................................     1
SUMMARY OF INFORMATION IN THIS PROSPECTUS...................     3
ABOUT MUTUAL OF AMERICA AND THE SEPARATE ACCOUNT............     6
UNDERLYING FUNDS INVESTED IN BY OUR SEPARATE ACCOUNT........     7
CHARGES YOU WILL PAY........................................    11
    Administrative Charges..................................    11
    Distribution Expense Charge.............................    11
    Expense Risk Charge.....................................    11
    Expenses of the Underlying Funds........................    12
    Premium Taxes...........................................    12
PURCHASE OF A CONTRACT AND DEFERRED COMPENSATION AMOUNTS....    12
    Purchase of a Contract; Participation...................    12
    Payment of Deferred Compensation Amounts................    13
    Limits on Deferred Compensation Amounts.................    13
    Allocation of Deferred Compensation Amounts.............    13
YOUR ACCOUNT BALANCE IN THE SEPARATE ACCOUNT FUNDS..........    14
OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY......    15
    Your Right to Transfer Among Investment Alternatives....    15
    Your Right to Make Withdrawals..........................    15
    When You Must Take Minimum Distributions................    16
    How to Tell Us an Amount to Transfer or Withdraw........    16
    Death Benefit during the Accumulation Period............    16
    Discontinuance of a Contract............................    17
    When We May Postpone Payments...........................    17
ACCOUNT BALANCE APPLIED FOR ANNUITY PAYMENTS................    18
    Amount of Annuity Payments; Annuity Commencement Date...    18
    Contractholder and Participant Payment Relationship.....    18
    Available Forms of Annuity..............................    18
    Death Benefit After Annuity Commencement Date...........    19
OUR GENERAL ACCOUNT.........................................    19
WHERE TO CONTACT US AND GIVE US INSTRUCTIONS................    20
ADMINISTRATIVE MATTERS......................................    21
    Confirmation Statements to Participants.................    21
    Designation of Beneficiary..............................    21
    Certain Administrative Provisions.......................    22
    Participation in Divisible Surplus......................    22
FEDERAL TAX INFORMATION.....................................    23
YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS.....    24
PERFORMANCE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS......    24
FUNDING AND OTHER CHANGES WE MAY MAKE.......................    25
DEFINITIONS WE USE IN THIS PROSPECTUS.......................    26
OUR STATEMENT OF ADDITIONAL INFORMATION.....................    28
APPENDIX A: UNIT VALUE INFORMATION FOR THE SEPARATE ACCOUNT
FUNDS.......................................................    29


THIS PROSPECTUS DOES NOT OFFER THE CONTRACTS IN ANY JURISDICTION WHERE WE MAY NOT LAWFULLY OFFER THEM FOR SALE. WE HAVE NOT AUTHORIZED ANY SALESPERSON OR OTHER PERSON TO GIVE INFORMATION OR MAKE REPRESENTATIONS ABOUT THE CONTRACTS OTHER THAN AS IN THIS PROSPECTUS. IF YOU RECEIVE UNAUTHORIZED INFORMATION OR REPRESENTATIONS, YOU MUST NOT RELY ON THEM IN MAKING YOUR PURCHASE DECISION.

                            TABLE OF ANNUAL EXPENSES
--------------------------------------------------------------------------------


    The first part of the table below shows the expenses of the Separate Account Funds and the second part shows the expenses of the Underlying Funds. The table reflects expenses during the year 2001.


                                                 INVESTMENT COMPANY
                                  -------------------------------------------------                  FIDELITY
                                            ALL AMERICA,      MID-CAP               -------------------------------------------
                                          COMPOSITE, BOND,  EQUITY INDEX                 VIP                          VIP II
                                  MONEY  MID-TERM BOND, AND     AND      AGGRESSIVE    EQUITY-         VIP II          ASSET
                                  MARKET  SHORT-TERM BOND   EQUITY INDEX   EQUITY      INCOME        CONTRAFUND       MANAGER
                                  ------ ------------------ ------------ ---------- -------------    -----------    -----------
PARTICIPANT TRANSACTION
  EXPENSES
  Sales Load or Deferred Sales
    Load......................     None              None       None          None         None            None           None
  Surrender or Exchange
    Fees......................     None              None       None          None         None            None           None
ANNUAL CONTRACT FEE(1)........    $  24         $      24     $   24     $      24   $       24      $       24     $       24
                                  =====         =========     ======     =========   ==========      ==========     ==========
SEPARATE ACCOUNT ANNUAL
  EXPENSES
  (as a percentage of average
    net assets)
  Expense Risk Fee............      .15%              .15%       .15%          .15%         .15%            .15%           .15%
                                  -----         ---------     ------     ---------   ----------      ----------     ----------
  Account Fees and Expenses
      Administrative Charges
        (after
        reimbursement)(2).....      .40%              .40%       .40%          .40%         .30%            .30%           .30%
      Distribution Expense
        Charge................      .35               .35        .35           .35          .35             .35            .35
                                  -----         ---------     ------     ---------   ----------      ----------     ----------
    Total Account Fees and
      Expenses(2).............      .75               .75        .75           .75          .65             .65            .65
                                  -----         ---------     ------     ---------   ----------      ----------     ----------
  TOTAL SEPARATE ACCOUNT
    EXPENSES..................      .90%              .90%       .90%          .90%         .80%            .80%           .80%
                                  =====         =========     ======     =========   ==========      ==========     ==========
UNDERLYING FUND ANNUAL
  EXPENSES
  (as a percentage of average
    net assets)
  Management Fees.............      .25%              .50%      .125%          .85%            %               %              %
  Other Expenses (after
    reimbursement)(3).........     None              None       None          None
                                  -----         ---------     ------     ---------   ----------      ----------     ----------
  TOTAL UNDERLYING FUND
    EXPENSES (AFTER
    REIMBURSEMENT)............      .25%              .50%      .125%          .85%            %(4)            %(4)           %(4)
                                  =====         =========     ======     =========   ==========      ==========     ==========


                                                SCUDDER                    AMERICAN
                                ---------------------------------------   CENTURY VP     CALVERT
                                  CAPITAL                                  CAPITAL       SOCIAL
                                  GROWTH        BOND      INTERNATIONAL  APPRECIATION   BALANCED
                                -----------  -----------  -------------  ------------  -----------
PARTICIPANT TRANSACTION
  EXPENSES
  Sales Load or Deferred Sales
    Load......................        None         None           None          None         None
  Surrender or Exchange
    Fees......................        None         None           None          None         None
ANNUAL CONTRACT FEE(1)........  $       24   $       24     $       24    $       24   $       24
                                ==========   ==========     ==========    ==========   ==========
SEPARATE ACCOUNT ANNUAL
  EXPENSES
  (as a percentage of average
    net assets)
  Expense Risk Fee............         .15%         .15%           .15%          .15%         .15%
                                ----------   ----------     ----------    ----------   ----------
  Account Fees and Expenses
      Administrative Charges
        (after
        reimbursement)(2).....         .40%         .40%           .40%          .20%         .40%
      Distribution Expense
        Charge................         .35          .35            .35           .35          .35
                                ----------   ----------     ----------    ----------   ----------
    Total Account Fees and
      Expenses(2).............         .75          .75            .75           .55          .75
                                ----------   ----------     ----------    ----------   ----------
  TOTAL SEPARATE ACCOUNT
    EXPENSES..................         .90%         .90%           .90%          .70%         .90%
                                ==========   ==========     ==========    ==========   ==========
UNDERLYING FUND ANNUAL
  EXPENSES
  (as a percentage of average
    net assets)
  Management Fees.............            %            %              %             %            %
  Other Expenses (after
    reimbursement)(3).........                                                  None
                                ----------   ----------     ----------    ----------   ----------
  TOTAL UNDERLYING FUND
    EXPENSES (AFTER
    REIMBURSEMENT)............            %(5)           %(5)             %(5)            %           %(6)
                                ==========   ==========     ==========    ==========   ==========


------------------------------
     (1) You pay a monthly amount of $2.00, or 1/12 of 1% of your Account Balance for the month if that amount would be less than $2.00. The above table reflects for each Separate Account Fund the full monthly charge, as though you had allocated your Account Balance only to that Fund. We will waive the $2.00 charge for any month when your Plan has at least 500 Participants or $5 million in Plan assets. In addition, an employer may elect to pay your monthly charges, in which case we do not deduct the monthly Participant charge. See "Charges You Will Pay--Administrative Charges".


     (2) The investment adviser for the American Century VP Capital Appreciation Fund reimburses us at an annual rate of up to .20% for administrative expenses, and the transfer agent and distributor for the Fidelity Portfolios reimburse us at an annual rate of .10% for certain services we provide. The administrative expense for the corresponding Separate Account Funds would be .40% if the reimbursement arrangements ended. SEE "Charges You Will Pay--Administrative Charges".



     (3) The investment adviser for the Investment Company voluntarily limits the expenses of each Investment Company Fund to its investment advisory fee. The investment adviser for the American Century VP Capital Appreciation Fund pays the expenses of that Fund other than the investment advisory fee. The prospectuses of the Underlying Funds more fully describe the Funds' management fees and other expenses.



     (4) A portion of the brokerage commissions that the Fidelity VIP Portfolios pay was used to reduce their expenses. In addition, the Portfolios have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances reduces custodian and transfer agent expenses. Including these reductions, total operating expenses for the VIP Equity-Income Portfolio and the VIP II Contrafund and Asset Manager Portfolios for
       2001 would have been    %,    % and    %, respectively.



     (5) Scudder note to come



     (6) "Other Expenses" reflects an indirect fee, and the Portfolio's total operating expenses for 2001 after reductions for fees paid indirectly would be 0. %.

EXAMPLES
--------------------------------------------------------------------------------

The examples below show the expenses that you would pay, assuming a $1,000 investment and a 5% annual rate of return on assets. We do not impose a surrender charge when you make a withdrawal of Account Balance. As a result, the expenses would be the same whether or not you surrender the Account Balance at the end of the applicable time period.


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
EXAMPLE FOR INVESTMENT COMPANY EQUITY INDEX AND MID-CAP
  EQUITY INDEX FUNDS
  Expenses on a $1,000 investment, assuming a 5% annual
    return on assets:                                           $          $          $          $
EXAMPLE FOR INVESTMENT COMPANY ALL AMERICA, BOND, SHORT-TERM
  BOND, MID-TERM BOND AND COMPOSITE FUNDS
  Expenses on a $1,000 investment, assuming a 5% annual
    return on assets:                                           $          $          $          $
EXAMPLE FOR INVESTMENT COMPANY AGGRESSIVE EQUITY FUND
  Expenses on a $1,000 investment, assuming a 5% annual
    return on assets:                                           $          $          $          $
EXAMPLE FOR INVESTMENT COMPANY MONEY MARKET FUND
  Expenses on a $1,000 investment, assuming a 5% annual
    return on assets:                                           $          $          $          $
EXAMPLE FOR SCUDDER CAPITAL GROWTH FUND
  Expenses on a $1,000 investment, assuming a 5% annual
    return on assets:                                           $          $          $          $
EXAMPLE FOR SCUDDER BOND FUND
  Expenses on a $1,000 investment, assuming a 5% annual
    return on assets:                                           $          $          $          $
EXAMPLE FOR SCUDDER INTERNATIONAL FUND
  Expenses on a $1,000 investment, assuming a 5% annual
    return on assets:                                           $          $          $          $
EXAMPLE FOR FIDELITY VIP EQUITY-INCOME FUND
  Expenses on a $1,000 investment, assuming a 5% annual
    return on assets:                                           $          $          $          $
EXAMPLE FOR FIDELITY VIP II CONTRAFUND
  Expenses on a $1,000 investment, assuming a 5% annual
    return on assets:                                           $          $          $          $
EXAMPLE FOR FIDELITY VIP II ASSET MANAGER FUND
  Expenses on a $1,000 investment, assuming a 5% annual
    return on assets:                                           $          $          $          $
EXAMPLE FOR CALVERT SOCIAL BALANCED FUND
  Expenses on a $1,000 investment, assuming a 5% annual
    return on assets:                                           $          $          $          $
EXAMPLE FOR AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
  Expenses on a $1,000 investment, assuming a 5% annual
    return on assets:                                           $          $          $          $



These examples are to assist you in understanding the various costs and expenses that you will pay, directly or indirectly, under a Contract. The examples reflect the expenses of the Separate Account, as well as those of the Underlying Funds, as they were for the year ended December 31, 2001. ACTUAL EXPENSES FOR SUBSEQUENT PERIODS MAY BE GREATER OR LESS THAN THE EXPENSES ON WHICH WE BASED THE EXAMPLES.



We assumed a 5% annual rate of return in the examples for illustration purposes. THE 5% RATE DOES NOT REPRESENT AND IS NOT A GUARANTEE OF THE SEPARATE ACCOUNT FUNDS' PAST OR FUTURE INVESTMENT PERFORMANCE. Each example also assumed an
annual contract fee of $    per $1,000 of value in the Separate Account Fund,
based on an average Account Balance of $      . The expenses shown do not
include any premium taxes that may be payable.


ACCUMULATION UNIT VALUES FOR THE SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

For information about the Accumulation Unit values of each of the Separate Account Funds over a period of time, you should see Appendix A to this Prospectus. The Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Separate Account Funds. You may obtain a copy of the Separate Account's most recent semi-annual or annual financial statements by calling us at 1-800-468-3785.

                   SUMMARY OF INFORMATION IN THIS PROSPECTUS
--------------------------------------------------------------------------------

The discussion below is a summary of information in the Prospectus. The references in the Summary direct you to particular sections in the Prospectus where you will find more detailed explanations.

CONTRACT OFFERED
--------------------------------------------------------------------------------

We offer group annuity accumulation contracts for use with eligible deferred compensation plans that employers have adopted pursuant to Section 457 of the Code. Only States and state governmental entities (GOVERNMENTAL UNITS), organizations exempt from taxation under the Code, and trustees of Plans adopted by Governmental units or tax-exempt organizations qualify to be Contractholders. We issue a Contract to a Contractholder, which owns the Contract.

Amounts that you and other Participants accumulate under a Contract, as well as other assets of the Plan, belong to the Contractholder. The general rule is that assets under a Contract are subject to the claims of the Contractholder's creditors. Plans of Governmental units, however, must provide that all assets will be held for the exclusive benefit of Participants in a trust or in a custodial account or group annuity contract that are treated as trusts under
Section 457 of the Code. This requirement does not apply to a Plan maintained by an organization exempt from taxation under the Code that is not a Governmental unit.

You may obtain Federal income tax benefits provided under Section 457 of the Code for your Deferred Compensation Amounts. Section 457 permits you to defer the recognition of income if certain requirements are met. REFER TO "FEDERAL TAX INFORMATION".

DEFERRED COMPENSATION AMOUNTS
--------------------------------------------------------------------------------

You may defer compensation in whatever amounts and at whatever frequency you desire, subject to limitations under the Code and your Plan. If your Plan permits, your employer also may send us Deferred Compensation Amounts for you that are in addition to the salary you have deferred. A Plan, the Code or State or local law may require a Contractholder to send the Amounts within a certain time period. The minimum remittance that a Contractholder may send to us is $10. REFER TO "PURCHASE OF A CONTRACT AND DEFERRED COMPENSATION AMOUNTS".

A Plan may provide that you must pay certain Plan expenses, such as accounting, legal or consulting fees or expenses of a Deferred Compensation committee or administrative board. The Contractholders may deduct those expenses before sending Deferred Compensation Amounts to us.

INVESTMENT ALTERNATIVES FOR YOUR ACCOUNT BALANCE
--------------------------------------------------------------------------------

You may allocate your Account Balance among the General Account and one or more of the Separate Account Funds (unless your Plan restricts use of any Investment Alternative). You also may change your allocation instructions at any time for future Deferred Compensation Amounts, and you may transfer all or part of your Account Balance among the available Investment Alternatives at any time.

THE GENERAL ACCOUNT. We pay interest on the portion of your Account Balance you allocate to our General Account, at an effective annual yield of at least 3%. In our discretion, we change the current rate of interest from time to time. We have the full investment risk for amounts you allocate to the General Account. This Prospectus serves as a disclosure document for the Separate Account Investment Alternatives under the Contracts. You may refer to "Our General Account" for a brief description of the General Account.

THE SEPARATE ACCOUNT. The Separate Account has Funds, or sub-accounts. The name of each Fund corresponds to the name of its Underlying Fund. When you allocate Deferred Compensation Amounts or transfer Account Balance to a Separate Account Fund, the Fund purchases shares in its Underlying Fund. A Separate Account Fund is called a "variable option", because you have the investment risk that your Account Balance in the Fund will increase or decrease based on the investment performance of the Underlying Fund.

UNDERLYING FUNDS INVESTED IN BY THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Separate Account Funds currently invest in seventeen Underlying Funds, which have different investment objectives, investment policies and risks. You should refer to "Underlying Funds Invested in by Our Separate Account" for more information about the Underlying Funds' investment objectives, and to the prospectuses of the Underlying Funds that are attached to this Prospectus.

CHARGES UNDER THE CONTRACTS
--------------------------------------------------------------------------------

We deduct several charges from the net assets of each Separate Account Fund. REFER TO "CHARGES YOU WILL PAY". The charges include:

   - an administrative expense charge at an annual rate of 0.40% (except that currently the annual rate for the American Century VP Capital Appreciation Fund is 0.20% and the annual rate for the Funds that invest in the Fidelity Portfolios is 0.30%);

   - a charge at an annual rate of 0.35% for expenses related to the distribution of the Contracts; and

   - a charge at an annual rate of 0.15% for assuming certain expense risks under the Contracts.

We also deduct from your Account Balance a monthly administrative expense charge. The charge is $2.00 if you have an Account Balance of $2,400 or more during the month, or 1/12 of 1% of the Account Balance (which will be less than $2.00) if your Account Balance is less than $2,400 in any month. We will waive the $2.00 monthly charge if your Plan has 500 or more Participants or at least $5 million in Plan assets during the month. REFER TO "CHARGES YOU WILL PAY--ADMINISTRATIVE CHARGES".

EXPENSES OF THE UNDERLYING FUNDS. A Separate Account Fund's value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Separate Account Funds. You should refer to the attached prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets.

TRANSFERS AND WITHDRAWALS OF ACCOUNT BALANCE
--------------------------------------------------------------------------------

During the Accumulation Period, you may transfer all or a portion of your Account Balance from the Separate Account to the General Account, or from the General Account to the Separate Account, or among the Funds of the Separate Account. REFER TO "OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY--YOUR RIGHT TO TRANSFER AMONG INVESTMENT ALTERNATIVES".

Unless your Plan has different provisions, you may withdraw all or any portion of your Account Balance when

   - your employment with the Contractholder (or sponsoring employer) ends and you are no longer participating under the Plan,

   -   you reach age 70 1/2, or

   - you suffer an unforeseen emergency, as defined in the Code and its regulations.

If you make partial withdrawals, you usually may tell us a fixed amount to withdraw each month or a fixed time period in which we are to pay you your Account Balance, and special rules may apply for the amount and timing of subsequent withdrawals. REFER TO "OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY--YOUR RIGHT TO MAKE WITHDRAWALS".

You usually will have taxable income upon any withdrawal of your Account Balance, payable at ordinary income tax rates on the amount withdrawn. In addition, we may be required to withhold Federal income taxes or other Federal or State taxes from the amount you withdraw.

If you reach age 70 1/2 or in certain other circumstances, the Code imposes minimum distribution requirements for Plans and the Contracts. If you are age 70 1/2 and still employed with the Plan sponsor, you may postpone the minimum distribution requirements until after you terminate employment. If you are subject to minimum distribution requirements, you may be required to make withdrawals of Account

Balance, or you may choose to begin receiving Annuity Payments (if your Plan permits) to meet the requirements. REFER TO "OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY--WHEN YOU MUST TAKE MINIMUM DISTRIBUTIONS".

We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you. We currently do not assess a charge when you transfer Account Balance, but we reserve the right to impose a charge in the future for transfers.

HOW TO MAKE ALLOCATION CHANGES, TRANSFERS AND WITHDRAWALS
--------------------------------------------------------------------------------

IN WRITING. You may give instructions in writing on our forms to change the allocations among Investment Alternatives for future Deferred Compensation Amounts, to transfer your Account Balance among Investment Alternatives or to make withdrawals of Account Balance. REFER TO "WHERE TO CONTACT US AND GIVE US INSTRUCTIONS".


BY TELEPHONE OR INTERNET. Using the Personal Identification Number (PIN) we have assigned, you may call us at 1-800-468-3785 or visit our web site at www.mutualofamerica.com to change allocation instructions for future Deferred Compensation Amounts and to transfer among Investment Alternatives, except that you may not use our 800 number or web site to place orders for the transfer of Account Balance to the Scudder International Fund. You may not make withdrawals by telephone or Internet. REFER TO "WHERE TO CONTACT US AND GIVE US INSTRUCTIONS".


OUR HOME OFFICE, PROCESSING CENTER AND REGIONAL OFFICES. Our home office address is 320 Park Avenue, New York, New York 10022. The address for our Financial Transaction Processing Center, where you may send requests for allocation changes or transfers among Investment Alternatives, is 1150 Broken Sound Parkway, NW, Boca Raton, FL 33487. You may check the address for the Regional Office that provides other services for your Contract by calling 1-800-468-3785 or by visiting our web site at www.mutualofamerica.com.

CONFIRMATION STATEMENTS. We will send you confirmation statements (which may be part of your quarterly statements) for your allocation changes and for your Deferred Compensation Amounts, transfers of Account Balance and withdrawals of Account Balance. You must promptly notify us of any error in a confirmation statement (which may be a quarterly statement) or you will give up your right to have us correct the error. REFER TO "ADMINISTRATIVE MATTERS--CONFIRMATION STATEMENTS TO PARTICIPANTS".

DEATH BENEFITS DURING THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

If you were to die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary.

The amount of the death benefit will be your Account Balance as of the date we receive proof of death and the election by the Beneficiary(ies) instructing us how we should pay the death benefit. The Beneficiary will select the form of death benefit, which may be a lump sum, a form of annuity or fixed payments. REFER TO "OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY--DEATH BENEFIT DURING THE ACCUMULATION PERIOD" AND "FEDERAL TAX INFORMATION".

FORMS OF RETIREMENT BENEFITS OR WITHDRAWALS
--------------------------------------------------------------------------------

Your Plan will set forth the form in which you may make withdrawals or obtain retirement benefits. Depending on your Plan, you may take your Account Balance in one lump sum payment, in installment payments or otherwise over a period of time. Some Plans allow you to apply your Account Balance for Annuity Payments from us, with the amount of the monthly payments fixed at the same amount every month and based on the form of annuity you select and your Account Balance at the Annuity Commencement Date. REFER TO "OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY" AND "ACCOUNT BALANCE APPLIED FOR ANNUITY PAYMENTS".

CANCELLATION RIGHT
--------------------------------------------------------------------------------

You may surrender for cancellation a 457 Plan Certificate within ten days after you have received it (or within a longer period if your State requires it). We will refund all Deferred Compensation Amounts you allocated to the General Account, plus the value on the surrender date of your Account Balance allocated to the Separate Account, unless your State requires that all Deferred Compensation Amounts to the Separate Account be refunded.

                ABOUT MUTUAL OF AMERICA AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

We are a mutual life insurance company organized under the laws of the State of New York. We are authorized to transact business in 50 states and the District of Columbia. Our home office address is 320 Park Avenue, New York, New York 10022. The Insurance Company was incorporated in 1945 as a nonprofit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company.


We provide group and individual annuities and related services for the pension, retirement, and long-range savings needs of non-profit, social welfare, charitable, religious, educational and government organizations and their employees. We invest the assets we derives from our business as permitted under applicable state law. As of December 31, 2001, we had total assets, on a consolidated basis, of approximately $ billion. We are registered as a broker-dealer under the Securities Exchange Act of 1934, and also are registered as an investment adviser under the Investment Advisers Act of 1940.


Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, Standard & Poor's Insurance Rating Service and Fitch IBCA, Duff & Phelps, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.

OUR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the Securities and Exchange Commission (COMMISSION) as a unit investment trust under the Investment Company Act of 1940 (1940 ACT). The Commission does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.

We divide the Separate Account into distinct Funds. Each Fund invests its assets in an Underlying Fund, and the name of each Separate Account Fund reflects the name of the corresponding Underlying Fund. See "Underlying Funds Invested in by Our Separate Account" below.

The assets of the Separate Account are our property. The Separate Account assets attributable to Participants' Account Balances and attributable to any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Fund of the Separate Account are credited to, or charged against, the net assets held in that Fund. We separately determine each Fund's net assets, without regard to the income, capital gains and capital losses from any of the other Funds of the Separate Account or from any other business that we conduct.

The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of Insurance of the State of New York, and by the insurance regulatory authorities of each State.

OTHER VARIABLE ANNUITY CONTRACTS WE ISSUE
--------------------------------------------------------------------------------

In addition to the Contracts described in this Prospectus, we offer other individual and group variable annuity contracts, some of which are not described in this Prospectus but which also participate in the Separate Account.

              UNDERLYING FUNDS INVESTED IN BY OUR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Below are summaries of the Underlying Funds' investment objectives and certain investment policies. The Underlying Funds sell their shares to the separate accounts of insurance companies and do not offer them for sale to the general public.

You will find more detailed information about the Underlying Funds in their current prospectuses, which are attached to this Prospectus. You should read each prospectus for a complete evaluation of the Underlying Funds, their investment objectives, principal investment strategies and the risks related to those strategies.

EQUITY INDEX FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The Equity Index Fund seeks to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index (the S&P 500 INDEX).* The Fund invests primarily in common stocks that are included in the S&P 500 Index.

ALL AMERICA FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The All America Fund seeks to outperform the S&P 500 Index by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the INDEXED ASSETS) to provide investment results that correspond to the performance of the S&P 500 Index. The Fund invests the remaining approximately 40% of its assets (the ACTIVE ASSETS) to seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market.

MID-CAP EQUITY INDEX FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The Mid-Cap Equity Index Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index.* The Fund invests primarily in common stocks that are included in the S&P MidCap 400 Index.

AGGRESSIVE EQUITY FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The Aggressive Equity Fund seeks capital appreciation. The Fund invests in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as the company's assets, earnings or growth potential.

COMPOSITE FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The Composite Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk by means of a diversified portfolio of

------------------------
* "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-",
  "S&P 500-Registered Trademark-" and "S&P MidCap 400" are trademarks of The McGraw- Hill Companies, Inc. and have been licensed for use by the Investment Company. Standard & Poor's does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

publicly-traded common stocks, debt securities and money market instruments. The Fund seeks to achieve long-term growth of its capital and increasing income by investments in common stock and other equity-type securities, and a high level of current income through investments in publicly-traded debt securities and money market instruments.

BOND FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital. The Fund seeks to achieve its objective by investing primarily in investment grade, publicly-traded debt securities, such as bonds, U.S. Government and agency securities, including mortgage-backed securities, and zero coupon securities.

MID-TERM BOND FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The Mid-Term Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital. The average maturity of the Fund's securities will be between three and seven years. The Fund seeks to achieve its objective by investing primarily in investment grade, publicly-traded debt securities, such as bonds, U.S. Government and agency securities, including mortgage-backed securities, and zero coupon securities.

SHORT-TERM BOND FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The Short-Term Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital. The average maturity of the Fund's securities will be between one and three years. The Fund seeks to achieve its objective by investing primarily in investment grade, publicly-traded debt securities, such as bonds, U.S. Government and agency securities, including mortgage-backed securities, and in money market instruments.

MONEY MARKET FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The Money Market Fund seeks the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. The Fund invests only in money market instruments and other short-term securities. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

SCUDDER CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

The Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests primarily in common stocks of U.S. companies. Although the Portfolio can invest in companies of any size, it generally focuses on established companies with market values of $2 billion or more. The Portfolio may invest up to 20% of its assets in intermediate to longer term debt instruments, depending on market and economic conditions, and it could invest up to 25% of total assets in foreign equity securities.

SCUDDER BOND PORTFOLIO
--------------------------------------------------------------------------------

The Scudder Bond Portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. The Portfolio can buy many types of income-producing securities, among them corporate bonds, U.S. government and agency bonds and mortgage- and asset-backed securities. The Portfolio may invest up to 20% of its assets in non-investment grade debt securities, and it may invest up to 20% of its assets in foreign debt securities.

SCUDDER INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

The Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The Portfolio invests primarily in common stocks of established companies listed on foreign exchanges. The Portfolio will invest in companies in at least three different countries, excluding the United States. In the event of exceptional conditions abroad, the Portfolio may temporarily invest all or a portion of its assets in Canadian or U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the United States.

FIDELITY VIP EQUITY-INCOME PORTFOLIO
--------------------------------------------------------------------------------

The Equity-Income Portfolio seeks reasonable income and also considers the potential for capital appreciation. The Portfolio normally invests primarily in income-producing equity securities, which tends to lead to investments in large market capitalization "value" stocks. The Portfolio also may invest in other types of equity securities and debt securities, including lower-quality debt securities, and may invest in securities of foreign issuers in addition to securities of domestic issuers. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

FIDELITY VIP II CONTRAFUND PORTFOLIO
--------------------------------------------------------------------------------

The Contrafund Portfolio seeks long-term capital appreciation and normally invests primarily in common stocks. The Portfolio invests in the securities of companies whose value its adviser believes is not fully recognized by the public, and it may buy "growth" stocks or "value" stocks or both. The Portfolio's adviser considers each issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions. The Portfolio may invest in securities of foreign issuers in addition to securities of domestic issuers.

FIDELITY VIP II ASSET MANAGER PORTFOLIO
--------------------------------------------------------------------------------

The Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term and money market instruments. The Portfolio's adviser adjusts allocations among asset classes gradually within the following ranges: 30%-70% in stocks, 20%-60% in bonds, and 0%-50% in short-term/money market instruments. The expected "neutral mix" of assets, which the Portfolio's adviser would expect over the long term, is 50% in stocks, 40% in bonds and 10% in short-term and money market instruments.

CALVERT SOCIAL BALANCED PORTFOLIO
--------------------------------------------------------------------------------

The Calvert Social Balanced Portfolio seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments that offer income and capital growth opportunity and satisfy the investment and social criteria established for the Portfolio. The Portfolio typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments.

AMERICAN CENTURY VP CAPITAL APPRECIATION
--------------------------------------------------------------------------------

The American Century VP Capital Appreciation Fund seeks capital growth over time by investing in companies whose earnings and revenues are growing at accelerating rates. The Fund invests mainly in the securities of medium-sized firms, although the Fund may purchase securities across all capitalization ranges. The Fund will usually purchase common stocks of U.S. and foreign companies, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities and investment grade debt obligations.

SHARED AND MIXED FUND ARRANGEMENTS. Shares of the Underlying Funds currently are available to the separate accounts of a number of insurance companies for both variable annuity and variable life insurance products. The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Fund for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Fund. The Board must determine what action, if any, the Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or Participants, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.

INVESTMENT ADVISERS FOR THE UNDERLYING FUNDS
--------------------------------------------------------------------------------


MUTUAL OF AMERICA INVESTMENT CORPORATION: The Investment Company receives investment advice from Mutual of America Capital Management Corporation (the ADVISER), an indirect wholly-owned subsidiary of Mutual of America. For the Active Assets of the All America Fund, the Adviser has entered into a subadvisory agreement with Oak Associates, Ltd. The subadviser provides investment advice for approximately 10% of the net assets of the All America Fund.


SCUDDER VARIABLE SERIES I: The Scudder Capital Growth, Bond and International Portfolios receive investment advice from Zurich Scudder Investments, Inc.

FIDELITY PORTFOLIOS: The Equity-Income Portfolio, Contrafund Portfolio and Asset Manager Portfolio receive investment advice from Fidelity Management & Research Company.


CALVERT SOCIAL BALANCED PORTFOLIO: The Portfolio receives investment advice from Calvert Asset Management Company, Inc., which has entered into subadvisory agreements with Brown Capital Management, Inc. and SSgA Funds Management, Inc. for the equity portion of the Portfolio.


AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: The Fund receives investment advice from American Century Investment Management, Inc.

                              CHARGES YOU WILL PAY
--------------------------------------------------------------------------------

ADMINISTRATIVE CHARGES
--------------------------------------------------------------------------------

We perform all administrative functions for the Contracts, including receiving and allocating Deferred Compensation Amounts, making payments or Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the unit values of the Separate Account Funds.

We may increase or decrease the daily and monthly administrative charges described below during the life of the Contract, subject to any limitations in the Contract or Plan or under State insurance law. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed.

SEPARATE ACCOUNT CHARGE. We deduct, on each Valuation Day, from the value of the net assets in each Fund of the Separate Account a charge for administrative expenses.

   - For each Fund, the charge is at an annual rate of 0.40%, except that we reduce the administrative charge to the extent we receive a reimbursement for administrative expenses.

- For the Separate Account Fund that invests in the American Century VP Capital Appreciation Fund, the annual rate currently is 0.20%, because the adviser for the American Century VP Capital Appreciation Fund reimburses us at an annual rate of up to 0.20% for administrative expenses.

- For the Funds that invest in the Fidelity Portfolios, the annual rate currently is 0.30%, because the transfer agent and distributor for the Fidelity Portfolios reimburse us at an aggregate annual rate of 0.10% for administrative expenses.

PARTICIPANT CHARGE. We make an additional deduction from your Account Balance for administrative expenses each month, unless the Contractholder has elected to pay this charge on behalf of its Participants. The charge is $2.00 per month, except that we will reduce the charge to 1/12 of 1.00% if your Account Balance for the month is less than $2,400. We will waive the $2.00 charge for any month when your Plan has at least $5 million in Plan assets or more than 500 active Participants.

We deduct the monthly charge from your Account Balance allocated to the General Account, if any. If you do not have any Account Balance in the General Account, we will deduct the charge from your Account Balance allocated to one or more of the Separate Account Funds, in a prescribed order we have established. (See the Statement of Additional Information for the order of the Funds.)

DISTRIBUTION EXPENSE CHARGE
--------------------------------------------------------------------------------

As principal underwriter, we perform all distribution and sales functions and bear all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities.

We deduct, on each Valuation Day, from the net assets in each Fund of the Separate Account a charge at an annual rate of 0.35% to cover anticipated distribution expenses.

EXPENSE RISK CHARGE
--------------------------------------------------------------------------------

For assuming expense risks under the Contracts, on each Valuation Day we make a deduction at an annual rate of 0.15% of the net assets in each Fund. We have the right to increase the expense risk charge, subject to any limitations in a Plan or the Contract.

EXPENSES OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

Participants and the Separate Account Funds do not directly pay the advisory fees and other expenses of the Underlying Funds. These fees and expenses are deducted by the Underlying Funds and will impact the value of the shares the Separate Account Funds own. See "Table of Annual Expenses" in this Prospectus, which shows the expenses of the Underlying Funds for the most recent calendar year. The prospectuses of the Underlying Funds, which are attached to this Prospectus, contain a complete description of the Underlying Funds' fees and expenses.

PREMIUM TAXES
--------------------------------------------------------------------------------

We currently do not deduct state premium taxes from your Deferred Compensation Amounts. We reserve the right to deduct all or a portion of the amount of any applicable taxes, including state premium taxes, from Deferred Compensation Amounts prior to their allocation among the Investment Alternatives. Currently, most state premium taxes range from 2% to 4%.

            PURCHASE OF A CONTRACT AND DEFERRED COMPENSATION AMOUNTS
--------------------------------------------------------------------------------

PURCHASE OF A CONTRACT; PARTICIPATION
--------------------------------------------------------------------------------

We issue Contracts as a funding vehicle for benefits under a Plan. A Contractholder may be a Governmental unit, the trustees of a trust for a Plan established by a Governmental unit, or any other organization that is exempt from taxation under the Code.

Your eligibility for participation under your employer's Plan is determined in accordance with the terms of the Plan. We or the Plan may require you to execute agreements and applications on prescribed forms. You usually must enter into a salary reduction agreement with the Contractholder for your Deferred Compensation Amounts, and an employee's participation is usually voluntary.

ACCEPTANCE OF INITIAL DEFERRED COMPENSATION AMOUNTS. When we receive your first Deferred Compensation Amount and accompanying documentation, we will apply the Deferred Compensation Amount to your specified Investment Alternatives within two business days after we receive the Amount. If we do not receive necessary documentation, we will retain the Deferred Compensation Amount for up to five business days while we attempt to obtain the missing documentation. We will apply the Deferred Compensation Amount within two business days after we receive the documentation. If we do not obtain missing documentation for you within five business days, we will return the Deferred Compensation Amount unless the Contractholder consents to us holding it until additional documentation is provided. We enter into agreements with Plan employers that utilize our electronic processing system for the forwarding to us of applications and information about Deferred Compensation Amounts.

CANCELLATION OF CERTIFICATE. You may surrender a 457 Plan Certificate for cancellation within ten days after receipt. We will refund all Deferred Compensation Amounts you allocated to the General Account, plus the value on the date of surrender of your Account Balance credited to the Separate Account. Several states, however, require that the amount of Contributions be refunded without deductions, and you should consult the Contract for applicable provisions. We will return to your employer the Deferred Compensation Amounts that were sent to us by your employer on your behalf.

PAYMENT OF DEFERRED COMPENSATION AMOUNTS
--------------------------------------------------------------------------------

A Contractholder (or your employer, if different) sends to us your Deferred Compensation Amounts. The Contractholder or employer is required to remit your Deferred Compensation Amount within seven days, but no later than one month, after the date on which the Amount is first available to the Contractholder for remittance. A Plan may require the Contractholder or employer to send us your Deferred Compensation Amounts at an earlier time, such as within two business days.

If your Plan permits, your Contractholder or employer also may send to us on your behalf amounts of Deferred Compensation that match or are in addition to your Deferred Compensation Amounts.

In addition, we may accept Deferred Compensation Amounts transferred to us on your behalf from any other eligible deferred compensation plan of the same state, if your Plan permits transfers. Deferred Compensation Amounts transferred must be at least $10 for each Participant.

LIMITS ON DEFERRED COMPENSATION AMOUNTS
--------------------------------------------------------------------------------

The Code restricts the amount of compensation that you may defer under a Plan during any tax year. The general rule is that your Deferred Compensation Amount for a taxable year is limited to the LESSER OF


- $     for 2002 (indexed for inflation in later years), AND


- 33 1/3% of your includible compensation from your employer for the year.

A Plan may adopt a special rule applicable to the last three years before you reach normal retirement age as designated in the Plan. If your Plan has this rule, you may defer, during one of these years, the LESSER OF

- $15,000 AND

- the amount you could defer under the general rule for that taxable year plus the amounts you could have deferred under the general rule but did not defer for each taxable year in which you were eligible to participate (ELIGIBLE YEARS) in the Plan and, if you work for a Governmental unit, other Section 457 plans sponsored by a public employer in the same state under which you deferred amounts (using the general rule). If your employer is not a Governmental unit, you may go back to 1987 to begin determining eligible years. If your employer is a Governmental unit, you may go back to 1979 to begin determining eligible years.

You must reduce your Deferred Compensation Amount for a taxable year, calculated under the general and special rules described above, by:

- any amount you exclude from your gross income for that year under Sections 402(e)(3), 402(h)(1)(B), 403(b), 457(a) and 501(c)(18) of the Code, and

- deferrals for that year under any other eligible deferred compensation plan in which you participate, as required under Section 457 of the Code.

ALLOCATION OF DEFERRED COMPENSATION AMOUNTS
--------------------------------------------------------------------------------

You may allocate your Deferred Compensation Amounts among the General Account and the Funds of the Separate Account.

We will allocate a Deferred Compensation Amount when we receive it from the Contractholder or your employer, according to instructions sent with the Amount, or if no instructions are sent, on the basis of your allocation request currently on file at our home office. Your request for allocation must specify the percentage, in any whole percentage from 0% to 100%, of each Deferred Compensation Amount to be allocated to each of the Investment Alternatives. The percentages you give us must add up to 100%.

You may change the allocation instructions for future Deferred Compensation Amounts from time to time. You should periodically review your allocations in light of market conditions and your retirement plans and needs.

               YOUR ACCOUNT BALANCE IN THE SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

ACCUMULATION UNITS IN SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

We use Accumulation Units to represent Account Balances in each Separate Account Fund. We separately value the Accumulation Unit for each Fund of the Separate Account.

We determine your Account Balance in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Fund of the Separate Account by the Accumulation Unit value of that Fund at the end of the Valuation Day.

Investment experience by the Separate Account Funds does not impact the number of Accumulation Units credited to your Account Balance. The value of an Accumulation Unit for a Fund, however, will change as a result of the Fund's investment experience, in the manner described below.

CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

We determine Accumulation Unit values for the Funds as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.

The dollar value of an Accumulation Unit for each Fund of the Separate Account will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Separate Account Funds will reflect:

- changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and

- Separate Account charges under the Contracts, with the annual rates calculated as a daily charge. (See "Charges You Will Pay".)

You may refer to "Appendix A: Unit Value Information for the Separate Account Funds" in this Prospectus to review changes in Accumulation Unit values for each Fund over a period of time.

ACCUMULATION UNIT VALUES FOR TRANSACTIONS
--------------------------------------------------------------------------------

When you allocate Deferred Compensation Amounts to a Separate Account Fund or transfer any part of your Account Balance to a Fund, we credit Accumulation Units to your Account Balance. When you withdraw or transfer Account Balance from a Separate Account Fund, we cancel Accumulation Units from your Account Balance.

The Accumulation Unit value for a transaction is the Unit value for the Valuation Period during which we receive the deposit or request. As a result, we will effect the transaction at the Accumulation Unit value we determine at the NEXT CLOSE of a Valuation Day (generally the close of the New York Stock Exchange on that business day).

We calculate the number of Accumulation Units for a particular Fund by dividing the dollar amount you have allocated to, or withdrawn from, the Fund during the Valuation Period by the applicable Accumulation Unit value for that Valuation Period. We round the resulting number of Accumulation Units to two decimal places.

             OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY
--------------------------------------------------------------------------------

YOUR RIGHT TO TRANSFER AMONG INVESTMENT ALTERNATIVES
--------------------------------------------------------------------------------

You may transfer all or a portion of your Account Balance among Funds of the Separate Account, and between the Separate Account and the General Account, unless your Plan limits transfers. There are no tax consequences to you for transfers among Investment Alternatives.

We currently do not impose a charge for transfers, but we reserve the right to impose a transfer charge in the future.

Your request for a transfer will not be binding on us until we receive all information necessary to process your request.

YOUR RIGHT TO MAKE WITHDRAWALS
--------------------------------------------------------------------------------

Under Federal tax law, the general rule is that you may not withdraw all or any portion of your Account Balance before the EARLIER OF

- the calendar year in which you reach age 70 1/2, or

- the date you retire or otherwise end employment with your employer under the Plan.

If your Plan permits, you may withdraw from your Account Balance in the event you have an UNFORESEEN EMERGENCY.

- An unforeseen emergency is a severe financial hardship arising from a sudden and unexpected illness or an accident to you or to a dependent, or the loss of your property due to casualty or other similar extraordinary and unforeseeable circumstances arising from events beyond your control.

- A severe financial hardship does not exist if your loss can be relieved through reimbursement by insurance or by liquidation of your other assets that does not cause severe financial hardship or the cessation of your Deferred Compensation Amounts.

- The employer's deferred compensation board or committee will determine whether you face an unforeseeable emergency as defined in the Plan.

- If you have an unforeseen emergency, you may withdraw from your Account Balance up to the amount you need to meet the unforeseeable emergency (limited to the amount of your Account Balance).

Your Plan also may provide for distribution of your Account Balance to you:

- if your Account Balance is $5,000 or less and you have had no new Deferred Compensation Amounts in the past 24 months, or

- without your consent, if certain specified conditions are met, although your Plan may provide that you can elect to defer receipt of your Account Balance in certain circumstances.

A Plan may, but is not required to, provide that:

- You may choose to receive the Account Balance, when you have a right to receive it, in a lump sum or in installment payments instead of by receiving installment or Annuity Payments.

- You may elect to defer to a future date, after age 70 1/2 or the date you terminate employment, when withdrawals of your Account Balance are to begin. Your Plan, if it contains this provision, will specify the time and manner for you to make this election and choose a form of payment and may impose certain conditions, such as irrevocability of the election. See "When You Must Take Minimum Distributions" below.

- You may make one election to extend the date at which you will begin receiving payments of your Account Balance.

We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you.

PARTIAL WITHDRAWALS. If you are permitted to make withdrawals under your Plan, you usually may specify a fixed amount of your Account Balance to be withdrawn each month, or a fixed period during which we must pay out all of your Account Balance. If your Plan permits, you may elect to make partial withdrawals under our Specified Payments Option of at least $100 per month and you may tell us the Investment Alternatives from which the withdrawals should be taken.

If you are subject to the minimum distribution rules under the Code, you should ensure that your withdrawals for the year equal or exceed the minimum required annual distribution. SEE "When You Must Take Minimum Distributions" below.

INCOME TAX CONSEQUENCES. You should consider the possible Federal income tax consequences of any withdrawal. You will be taxed at ordinary income tax rates on the portion of the withdrawal that is taxable, and all of the withdrawal will be taxable in most circumstances (SEE "Federal Tax Information").

WHEN YOU MUST TAKE MINIMUM DISTRIBUTIONS
--------------------------------------------------------------------------------

A Plan is required to provide that distributions of your Account Balance must begin by April 1 of the year following the year you turn age 70 1/2, in most circumstances. For certain plans of Governmental units, distributions must begin by April 1 of the year after your employment with the Governmental unit ends, if earlier.

You can satisfy the minimum distribution requirements by either making a withdrawal, if you are permitted to make withdrawals, or if permitted by your Plan, receiving Annuity Payments as of the Annuity Commencement Date payable for:

- your life, or

- the joint lives of you and the Beneficiary, or

- a period certain, not longer than your life expectancy or the joint life expectancies of you and your Beneficiary.

HOW TO TELL US AN AMOUNT TO TRANSFER OR WITHDRAW
--------------------------------------------------------------------------------

To tell us the amount of your Account Balance to transfer or withdraw, you may specify to us:

- the dollar amount to be taken from each Investment Alternative,

- for Separate Account Funds, the number of Accumulation Units to be transferred or withdrawn, or

- the percentage of your Account Balance in a particular Investment Alternative to be transferred or withdrawn.

For transfers, you also must specify the Investment Alternative(s) to which you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us until we receive all information necessary to process your request.

DEATH BENEFIT DURING THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

We will pay a death benefit to your designated Beneficiary upon your death during the Accumulation Period.

We will pay the death benefit after we have received:

- due proof of your death;

- notification of election by the Beneficiary(ies) of the form in which we are to pay the death benefit; and

- all other information and documentation necessary for us to process the death benefit request.

The amount of the death benefit will be the value of your Account Balance as of the date on which we receive the items listed above. Until then, your Account Balance will remain allocated as it was on the date of death.

We will pay the death benefit to the Beneficiary:

- in a single sum, no later than December 31 of the year in which the fifth anniversary of the date of death occurs, or

- if the Beneficiary makes a death benefit payment choice, in payments over a period that is not greater than either fifteen years or the Beneficiary's life expectancy. If the Beneficiary is your spouse to whom you were legally married, the death benefit must be payable over a period that is not greater than the spouse's life expectancy.

DISCONTINUANCE OF A CONTRACT
--------------------------------------------------------------------------------

A Contractholder, at its discretion, may discontinue a Contract as of the first of a month that is at least 31 days after we receive notice of the discontinuance. We may discontinue a Contract, in whole or in part, if

- the Contractholder does not follow the terms of the Contract, or

- we determine that a modification of the Contract is necessary to comply with Federal or state requirements, and the Contractholder refuses to accept a substantially similar Contract we offer that incorporates that modification.

Our discontinuance of a Contract will be effective as of a date we specify in writing that provides the Contractholder with at least 31 days' advance notice in which to cure any remediable defaults.

We also have the right to discontinue a Contract if a Contractholder for an entire year under its Plan does not send to us any Deferred Compensation Amounts.

Discontinuance of a Contract does not relieve the Contractholder of its obligations under the Contract or the Plan, and amounts accumulated for Participants will remain under the Contract. Upon discontinuance:

- the Contractholder may not send any further Deferred Compensation Amounts, and

- we may transfer to another insurance company or other financial institution all amounts accumulated under the Contract. A transfer may be made in any manner to which the Contractholder and we agree in writing, and may require the consent of Participants (and Beneficiaries if a death benefit has become payable). A Participant or Beneficiary who does not consent to the transfer may choose to leave the accumulated amounts on deposit with us, or may withdraw the amount in whole or in part (subject to any Federal tax law restrictions on withdrawals).

WHEN WE MAY POSTPONE PAYMENTS
--------------------------------------------------------------------------------

We will pay any amounts due from the Separate Account for a withdrawal, death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:

- The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the Commission; or

- The Commission by order permits postponement for the protection of Participants; or

- An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

                  ACCOUNT BALANCE APPLIED FOR ANNUITY PAYMENTS
--------------------------------------------------------------------------------

AMOUNT OF ANNUITY PAYMENTS; ANNUITY COMMENCEMENT DATE
--------------------------------------------------------------------------------

If your Plan permits you to apply your Account Balance to obtain Annuity Payments, you may elect after your Annuity Commencement Date to receive monthly payments. The amount of each payment and the period during which we will make payments will be based on the form of annuity you select and the amount of your Account Balance as of the Annuity Commencement Date. We guarantee that the purchase rates we use to determine the amount of Annuity Payments will never be less favorable for you than the guaranteed rates in your Contract. Your Annuity Payments begin as of your Annuity Commencement Date. Depending on the provisions of your Plan, you may elect an Annuity Commencement Date that is:

- your normal retirement date, as stated in your employer's pension plan if you are covered by that plan, or age 65 if there is no such plan or coverage;

- an early retirement date, being the first day of any calendar month following an early retirement age, if any, specified in the Plan, or

- a later retirement date, being the first day of a calendar month following your normal retirement date.

CONTRACTHOLDER AND PARTICIPANT PAYMENT RELATIONSHIP
--------------------------------------------------------------------------------

We will send Annuity Payments to the Contractholder for transmission to you. If the Contractholder agrees, and to the extent permitted by the federal tax law, we will instead send the Annuity Payments to you.

Until paid or otherwise made available to you, Annuity Payments are subject to the claims of the Contractholders' general creditors, except that Plans maintained by Governmental units are required to hold Plan assets for the exclusive benefit of Participants in a trust or in a custodial account or group annuity contract which are treated as trusts under Section 457 of the Code. As a result, Annuity Payments under such Governmental Plans are not subject to the claims of the Contractholder's general creditors.

We will issue to the Contractholder or your employer for delivery to you an individual certificate setting forth the amount and terms of payment of your annuity benefits. We will send Annuity Payments directly to you at your last known address, as filed with us by you, the Contractholder or your employer.

AVAILABLE FORMS OF ANNUITY
--------------------------------------------------------------------------------

Your Plan will specify the forms of Annuity that are available to you. A life annuity protects an Annuitant from outliving the time period for receiving monthly payments, because the payments continue for the life of the Annuitant. Some forms of annuities that have a life contingency also have guaranteed minimum time periods for payments, which provide that if an Annuitant (and contingent Annuitant if a joint and survivor annuity) dies before the minimum period has ended, the Beneficiary will receive the remaining Annuity Payments due. You may select the annuity form when you designate the Annuity Commencement Date.

Some of the forms of annuity we currently offer include: a Ten Years Certain and Continuous Form (with annuity payments for the later of 10 years and the death of the Annuitant); a Joint and 66 2/3% Survivor Life with Ten Year Period Certain Form (with annuity payments for the life of the Annuitant or reduced to 66 2/3% if the joint Annuitant survives the Annuitant, and made for the later of 10 years and the deaths of the Annuitant and joint Annuitant); and a Non-Refund Life Annuity (with payments made until the death of the Annuitant). In addition to these forms, we may in our discretion offer additional forms of annuity at the time of your Annuity Commencement Date. If your monthly Annuity Payment would be less than $20, we may elect to pay a single sum instead of providing Annuity Payments.

DEATH BENEFIT AFTER ANNUITY COMMENCEMENT DATE
--------------------------------------------------------------------------------

If you, as Annuitant, die (and the joint Annuitant dies, if the form is a joint annuity) on or after the Annuity Commencement Date, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which we were making Annuity Payments.

                              OUR GENERAL ACCOUNT
--------------------------------------------------------------------------------

SCOPE OF PROSPECTUS
--------------------------------------------------------------------------------

We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. The staff of the Commission has not reviewed the disclosures in this Prospectus that relate to the General Account. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus serves as a disclosure document for the variable, or Separate Account, interests under the Contracts. For more details regarding the General Account, see the Contracts themselves.

GENERAL DESCRIPTION
--------------------------------------------------------------------------------

Amounts under a Contract allocated to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts. We bear the full investment risk for all amounts that Participants allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of Account Balance to the General Account does not entitle you to share in the investment experience of the General Account.

We guarantee that we will credit interest to Participant Account Balances in the General Account at an effective annual yield of at least 3%. In our sole discretion, we may credit a higher rate of interest to Participant Account Balances in the General Account, although WE ARE NOT OBLIGATED TO CREDIT INTEREST IN EXCESS OF A 3% EFFECTIVE ANNUAL YIELD. We credit interest daily and compound it annually. We will send you notice when we change the current rate.

We reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the Contractholder uses electronic media, in compliance with our established rules and requirements, for the transmission and receipt of certain information regarding Participants, Deferred Compensation Amounts and other Contract information and in certain other circumstances.

TRANSFERS AND WITHDRAWALS
--------------------------------------------------------------------------------

You may transfer Account Balance to and from the General Account and, to the extent permitted by the Code and the Plan, may withdraw Account Balance from the General Account prior to the Annuity Commencement Date. See "Your Right to Transfer Among Investment Alternatives " and "Your Right to Make Withdrawals" under "Our Payment of Account Balance to You or a Beneficiary". We have the right to delay transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.

                  WHERE TO CONTACT US AND GIVE US INSTRUCTIONS
--------------------------------------------------------------------------------

CONTACTING MUTUAL OF AMERICA
--------------------------------------------------------------------------------

Participants and Contractholders must send in writing all notices, requests and elections required or permitted under the Contracts, except that you may give certain instructions by telephone or Internet, as described below. Our home office address is:

                    Mutual of America Life Insurance Company
                                320 Park Avenue
                            New York, New York 10022

You can check the address for your Regional Office by calling 1-800-468-3785 or by visiting our website at www.mutualofamerica.com.

TRANSFERS AND ALLOCATION CHANGES BY TELEPHONE OR INTERNET
--------------------------------------------------------------------------------


You may make requests by telephone or Internet for transfers of Account Balance (except for transfers to the Scudder International Fund) or to change the Investment Alternatives to which we will allocate your future Deferred Compensation Amounts. You may not make withdrawal requests by telephone or Internet. On any Valuation Day, we will consider requests by telephone or Internet that we receive by 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive after 4 p.m. (or the Exchange close) as received the next Valuation Day.


You must use a Personal Identification Number (PIN) to make telephone or Internet requests. We automatically provide a PIN to you, and your use of the PIN constitutes your agreement to use the PIN in accordance with our rules and requirements. To change or cancel the PIN that we have assigned, you may call our toll-free telephone number or follow the instructions on our website at www.mutualofamerica.com.

We reserve the right to suspend or terminate at any time the right of Participants to request transfers or reallocations by telephone or Internet. We also reserve the right not to accept, or to revoke, powers of attorney or other trading authorizations granted by any Participant to a third party. Either telephone or Internet transactions may not be possible during periods of heavy usage or from time to time for technical reasons, and you should place your order by an alternate method during any such period.

Although our failure to follow reasonable procedures may result in our liability for any losses due to unauthorized or fraudulent telephone or Internet transfers, we will not be liable for following instructions communicated by telephone or Internet that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone or Internet are genuine. Those procedures are to confirm your Social Security number, check the Personal Identification Number, tape record all telephone transactions and provide written confirmation of telephone and Internet transactions.


MARKET TIMING RESTRICTIONS

--------------------------------------------------------------------------------


The purpose of our Contracts is to assist with the accumulation of long term retirement savings. Our Contracts are not intended to provide Contractowners and Participants with a means to engage in market timing through transfers of their Account Balances in an attempt to take advantage of daily fluctuations in the securities markets. Market timers attempt to generate benefits for themselves in the short-term through frequent trading, but they can negatively impact longer-term investors due to increased transaction and other costs by the affected Underlying Funds and the disruption of Underlying Funds' investment practices.



TRANSFERS INTO THE SCUDDER INTERNATIONAL FUND BY MAIL ONLY. Because of the time difference between the close of the United States securities markets and the close of international securities markets, the Scudder International Fund is more likely to be subject to market timing transfers than our other Funds. Accordingly, we have adopted a special administrative rule for transfers into the Scudder International

Fund, effective May 1, 2002. YOU MUST SEND IN WRITING, BY REGULAR MAIL, TO OUR FINANCIAL TRANSACTIONS PROCESSING CENTER IN BOCA RATON, FLORIDA, ALL REQUESTS FOR TRANSFERS INTO THE SCUDDER INTERNATIONAL FUND. We will not accept orders for transfers of your Account Balance to the Scudder International Fund placed via our toll free 800 number or our web site, nor will we accept such transfer orders made in writing and delivered by hand or express delivery service to our Home Office in New York, New York or our Financial Transaction Processing Center. To obtain a form for making written transfer requests, you may call our toll free number, 1-800-468-3785. YOU MAY CONTINUE TO PLACE ORDERS FOR TRANSFERS OUT OF THE SCUDDER INTERNATIONAL FUND EITHER IN WRITING, BY CALLING OUR 800 NUMBER OR VIA OUR WEB SITE.



We reserve the right to modify or terminate the administrative rule for transfers to the Scudder International Fund and to extend the rule to other Funds. We also reserve the right to adopt additional rules that would apply to Contractowners or Participants who in our view are repeatedly engaging in short-term trading through transfers of their Account Balances.


WHERE YOU SHOULD DIRECT REQUESTS
--------------------------------------------------------------------------------


You should request an allocation change or a transfer of Account Balance among Investment Alternatives (except for transfers to the Scudder International Fund) by calling 1-800-468-3785, visiting our web site at www.mutualofamerica.com or writing to our Processing Center. You should send requests for transfer of Account Balance to the Scudder International Fund by regular mail to our Processing Center. The address is:


                    Mutual of America Life Insurance Company
                    Financial Transaction Processing Center
                          1150 Broken Sound Parkway NW
                           Boca Raton, FL 33487-3598

For withdrawals, you must make your request according to our procedures, which we may change from time to time. Under our current procedures, you should make a withdrawal request in writing to your Regional Office.

You should use our forms to submit written requests to us.

                             ADMINISTRATIVE MATTERS
--------------------------------------------------------------------------------

CONFIRMATION STATEMENTS TO PARTICIPANTS
--------------------------------------------------------------------------------

We will send you a confirmation statement for each change in allocation instructions, our receipt of a Deferred Compensation Amount for you, your transfer among Investment Alternatives and withdrawals. A confirmation statement for a Deferred Compensation Amount may be part of your next quarterly account statement. You must notify us of any error in a confirmation statement within 30 days after the date we processed the change or transaction, or within 30 days after the end of the period covered by the quarterly statement that serves as the confirmation statement, or you will lose the right to have us correct the error.

DESIGNATION OF BENEFICIARY
--------------------------------------------------------------------------------

You may designate a Beneficiary to receive any payments due to your Beneficiary, subject to any limits under a Plan or the Code. You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your Contractholder when the Contractholder has agreed to hold such information) with written notice of the change. The designation or change in designation will take effect as of the date we (or your Contractholder, if applicable) receive notice, whether or not you are living at the time of such receipt. We will not be liable, however, for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.

If no Beneficiary designated by you is living at the time of your death during the Accumulation Period, or when the Annuitant dies (and the joint Annuitant, if any dies) during the Annuity Period, unless your

Plan provides otherwise we will pay a single sum payment or the commuted value of any remaining periodic payments to a Beneficiary or Beneficiaries determined under the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order:

- your spouse; your children; your parents; and your brothers and sisters.

If we do not find family members in these classes, we will pay the executors or administrators of your estate.

CERTAIN ADMINISTRATIVE PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT OF CONTRACT. Contractholders and Participants may not assign or transfer a Contract or any rights under a Contract, except as otherwise required by law.

MODIFICATION OF CONTRACTS. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement of the change or waiver.

We may change a Contract at any time by amendment or replacement, upon not less than 31 days' written advance notice to the Contractholder, without the consent of any Participant or the consent of any other person who is or may become entitled to benefits under the Contract. Any change we make may not affect the amount or the terms of Annuity Payments that began before such change.

EVIDENCE OF SURVIVAL. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person's survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us.

MISSTATEMENT OF INFORMATION. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.

If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or overpayments, at the effective rate then required under State insurance law provisions.

INFORMATION AND DETERMINATION. Contractholders and Participants, as appropriate, must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder or Participant. A Contractholder should report to us any determination that the Contractholder makes pursuant to the terms of the Plan. We may rely on reports and other information furnished by Contractholders or Participants and are not obligated to inquire as to the accuracy or completeness of such reports and information.

PARTICIPATION IN DIVISIBLE SURPLUS
--------------------------------------------------------------------------------

We are a mutual life insurance company and consequently have no stockholders. Participants share in our earnings with respect to amounts they allocate to our General Account. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such surplus is within the sole discretion of our Board of Directors.

                            FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------

For Federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing Federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account's operations.

OBTAINING TAX ADVICE
--------------------------------------------------------------------------------

THE SUMMARY BELOW OF THE CURRENT FEDERAL TAX STATUS AND CONSEQUENCES FOR PARTICIPANTS UNDER THE CONTRACTS IS NOT COMPREHENSIVE AND IS FOR INFORMATION PURPOSES ONLY. TAX PROVISIONS AND REGULATIONS MAY CHANGE AT ANY TIME. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to State and local taxes. For these reasons, you or a Beneficiary should consult a qualified tax adviser for complete tax information.

TAXATION OF YOUR ACCOUNT BALANCE AND WITHDRAWALS
--------------------------------------------------------------------------------

The general rule is that you must receive a payment under a Plan in order to be subject to income taxation. You do not include in your gross income any Deferred Compensation Amounts sent to us by your employer on your behalf, or interest or investment earnings we credit to your Account Balance, until you withdraw or otherwise receive such amounts or have them made available to you.

When you receive a Plan distribution or Annuity Payments, the payment will be taxable to you as ordinary income.

THE CONTRACT
--------------------------------------------------------------------------------

We offer the Contract for use with an eligible deferred compensation plan designed to meet the qualifications of Section 457(b) of the Code. Contractholders or employers are responsible for establishing and administering the Plan in accordance with Section 457. For example, a Contractholder or employer must comply with the limitations on the amounts you may defer and restrictions on withdrawals.

An eligible deferred compensation plan other than an eligible deferred compensation plan established by a Governmental unit must provide that the Account Balances under the Contract shall remain solely the property of the Contractholder, subject only to the claims of the Contractholder's general creditors, until made available to you or your Beneficiary. Eligible deferred compensation plans established by Governmental units must provide that all plan assets will be held for the exclusive benefit of plan participants in trusts or in custodial accounts or group annuity contracts that are treated as trusts under Section 457 of the Code. Such plan assets are not subject to the claims of the Contractholder's general creditors.

WITHHOLDING ON WITHDRAWALS AND OTHER PAYMENTS
--------------------------------------------------------------------------------

Generally, amounts of Account Balance that you withdraw or receive as Annuity Payments are treated as wages for withholding purposes. We may be required to withhold various taxes, including Federal income tax, and in some circumstances Federal employment tax and Social Security (FICA) taxes. In addition, certain states require us to withhold for state taxes if we withhold Federal taxes. The same rules generally apply to payments of death benefits.

When you (or a Beneficiary) request withdrawals or Annuity Payments, you or the Beneficiary should ask the employer's deferred compensation board or committee about withholding requirements.

            YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Participants. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.

We will vote 100% of the shares that a Separate Account Fund owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Balance in the same proportion as we vote shares for which we have received voting instructions from Participants. We will determine the number of Accumulation Units attributable to each Participant for purposes of giving voting instructions as of the same record date used by the Underlying Fund.

Each Participant who has the right to give us voting instructions for a shareholders' meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund's proxy statement and a voting instructions form to return to us.

We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.

             PERFORMANCE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

From time to time, we may include quotations of the YIELD and EFFECTIVE YIELD of the Separate Account's Money Market Fund in advertisements, sales literature or reports to Participants. These yield figures show historical performance of the Fund assuming a hypothetical investment for the period indicated in the yield quotation. Yield figures do not indicate future performance.

- The yield of the Money Market Fund refers to the net investment income generated by the Fund over a specified seven-day period (with the ending date stated). We then annualize this income. That is, we assume that the amount of income the Fund generates during that week is generated during each week in a 52-week period and we show the income as a percentage.

- The effective yield is calculated similarly to yield, except that when we annualize income, we assume that the income earned by an investment in the Fund is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Yield and effective yield for the Money Market Fund will vary based on its expenses and the performance of its the Investment Company Money Market Fund, which reflects (among other things) changes in market conditions and the level of its expenses.

TOTAL RETURN OF FUNDS
--------------------------------------------------------------------------------

From time to time, we include quotations of a Separate Account Fund's TOTAL RETURN in advertisements, sales literature or reports to Participants. Total return figures for a Fund show historical performance of a Fund assuming a hypothetical investment and that amounts under a Contract were allocated to the Underlying Fund when the Separate Account Fund commenced operations. Total return figures do not indicate future performance.

Total return quotations are expressed in terms of average annual compounded rates of return for all periods quoted and assume that all dividends and capital gains distributions were reinvested. Total return for a Separate Account Fund will vary based on its expenses and the performance of its Underlying Fund, which reflects (among other things) changes in market conditions and the level of the Underlying Fund's expenses.

For a detailed description of the methods we use to determine yield and total return for the Separate Account's Funds, see the Statement of Additional Information.

                     FUNDING AND OTHER CHANGES WE MAY MAKE
--------------------------------------------------------------------------------

We reserve the right to make certain changes to the Separate Account Funds and to the Separate Account's operations. In making changes, we will comply with applicable law and will obtain the approval of Participants and/or the Contractholders, if required. We may:

- create new investment funds of the Separate Account at any time;

- to the extent permitted by state and federal law, modify, combine or remove investment funds in the Separate Account;

- transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one investment fund of the Separate Account to another investment fund;

- create additional separate accounts or combine any two or more accounts including the Separate Account;

- transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;

- operate the Separate Account as a diversified, open-end management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;

- deregister the Separate Account under the 1940 Act; and

- operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940
  Act) of ours or our affiliates, or discharge the committee for the Separate Account.

                     DEFINITIONS WE USE IN THIS PROSPECTUS
--------------------------------------------------------------------------------

ACCOUNT BALANCE--The value of a Participant's Accumulation Units in the Separate Account Funds plus the value of amounts held in the General Account for the Participant, during the Accumulation Period. As used in this Prospectus, the term "Account Balance" may mean all or any part of your total Account Balance.

ACCUMULATION PERIOD--For a Participant, the period under a Contract when Deferred Compensation Amounts are made on behalf of a Participant. The Accumulation Period ends at the Annuity Commencement Date, or the date the Participant withdraws the Account Balance in full before the Annuity Commencement Date.

ACCUMULATION UNIT--A measure we use to calculate the value of a Participant's interest in each of the Funds of the Separate Account. Each Fund has its own Accumulation Unit value.

ANNUITANT--A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date, if the Plan permits Annuity Payments. A Participant must be the Annuitant under a Contract, and a Beneficiary who has elected to receive a death benefit in the form of an annuity may be the Annuitant or name another person as the Annuitant. You or a Beneficiary also may name a joint Annuitant. We use the life expectancy of the Annuitant(s) as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.

ANNUITY COMMENCEMENT DATE--The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. You (or the Beneficiary entitled to a death benefit) select the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under Federal tax law provisions in certain circumstances. On the Annuity Commencement Date, your Account Balance is applied to provide Annuity Payments.

ANNUITY PAYMENTS--A series of equal monthly payments from us to an Annuitant. The amount of the Annuity Payment will depend on your Account Balance on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant's life, for a minimum period of time, for the joint lifetime of the Annuitant and the joint Annuitant, or for such other specified period as we may permit.

BENEFICIARY(IES)--The person(s) named by a Participant to receive (1) during the Accumulation Period, the death benefit under the Contract if the Participant dies, or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) if the Annuitant dies and the joint Annuitant, if any, dies.

CODE--The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.

CONTRACT(S)--One (or more) of the group variable accumulation annuity contracts described in this Prospectus.

CONTRACTHOLDER--An entity to which we have issued a Contract, which generally will be the employer, agent or trustee of a trust established under a Plan. The employer must be a Governmental unit or an organization exempt from Federal income taxation under the Code.

DEFERRED COMPENSATION AMOUNTS (OR AMOUNTS)--Amounts deferred from a Participant's compensation under a Plan and sent to us on the Participant's behalf and amounts the Contractholder or employer sends on behalf of the Participant in addition to the Participant's deferrals of salary.

FIDELITY PORTFOLIOS--The Equity-Income Portfolio of the Variable Insurance Products Fund (FIDELITY VIP) and the Contrafund and Asset Manager Portfolios of the Variable Insurance Products Fund II (FIDELITY VIP II).

FUND OF THE SEPARATE ACCOUNT (OR FUND)--One of the subaccounts of the Separate Account. Each Fund is named for the Underlying Fund in which it invests.

GENERAL ACCOUNT--Assets we own that are not in a separate account, but rather are held as part of our general assets. We sometimes refer to the General Account as the INTEREST ACCUMULATION ACCOUNT, because amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.

GOVERNMENTAL UNIT--A State, a political subdivision of a State, an agency or instrumentality of a State, or an agency or instrumentality of a political subdivision of a State.

INVESTMENT ALTERNATIVES--The General Account and the Funds of the Separate Account. You may allocate your Deferred Compensation Amounts and transfer your Account Balance among the Investment Alternatives, subject to any limitations under your Plan.

INVESTMENT COMPANY--Mutual of America Investment Corporation.

PARTICIPANT--An employee or former employee who has entered into a salary reduction agreement with a Contractholder and for whom we have received Deferred Compensation Amounts under a Plan. The agreement must specify the amount of earnings to be considered a Deferred Compensation Amount under the Plan.

PLAN--An eligible deferred compensation plan meeting the requirements of Section 457(b) of the Code.

SCUDDER PORTFOLIOS--The following three portfolios of the Scudder Variable Series I: the Capital Growth Portfolio, the Bond Portfolio and the International Portfolio.

SEPARATE ACCOUNT--Mutual of America Separate Account No. 2, a separate account established by us to receive and invest amounts contributed under variable accumulation annuity contracts and other variable contracts. The assets of the Separate Account are set aside and kept separate from our other assets.

UNDERLYING FUNDS--Currently, seventeen funds or portfolios invested in by the Separate Account Funds.

VALUATION DAY--Each day that the New York Stock Exchange is open for business until the close of the New York Stock Exchange that day. Valuation Period--A period beginning on the close of business of a Valuation Day and ending on the close of the next Valuation Day.

WE, US, OUR, MUTUAL OF AMERICA--Refer to Mutual of America Life Insurance
Company.

YOU, YOUR--Refer to a Participant.

                    OUR STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more information about the Contracts and our operations.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of the Contracts                       Legal Proceedings
Calculation of Accumulation Unit Values             Legal Matters
Yield and Performance Information                   Experts
Safekeeping of Separate Account Assets              Additional Information
State Regulation                                    Financial Statements
Periodic Reports

HOW TO OBTAIN A STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

You may receive a copy of the Statement of Additional Information at no charge by calling (212) 224-1600 or by completing the Form below and mailing it to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022.

The Securities and Exchange Commission has an Internet web site at http://www.sec.gov. You may obtain our Registration Statement for the Contracts, including the SAI, and the Separate Account's semi-annual and annual financial statement reports through the Commission's Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by writing to the Commission's Public Reference Section, Washington, DC 20549-6009.

(PLEASE CUT HERE)
------------------------------------------------------------------------------

To: Mutual of America Life Insurance Company


Please send me a copy of the Statement of Additional Information dated May 1, 2002 for the Section 457 Plan Contract offered by Mutual of America. My name and address are as follows:

------------------------------------------------------------------------------
               Name
------------------------------------------------------------------------------
               Street Address
------------------------------------------------------------------------------
               City              State                  Zip

                                   APPENDIX A

             UNIT VALUE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------


The tables below show changes in Accumulation Unit values and in the number of units outstanding for each Separate Account Fund for the ten year period (or from the commencement of operations if less) to December 31, 2001. Arthur Andersen LLP, the Funds' independent auditor, has audited the information below for each of the ten years ended December 31, 2001. The Investment Company's financial statements for the year ended December 31, 2001, along with Arthur Andersen LLP's report thereon, are available to you by calling 1-800-468-3785.



We calculate Accumulation Unit values from the net asset values of the Underlying Funds. The All America Fund (previously called the Stock Fund) of the Investment Company changed its name and its investment objectives and policies and added subadvisers on May 1, 1994. Prior to March 2002, the Calvert Social Balanced Portfolio had a different subadviser.



                                                                           INVESTMENT COMPANY
                                                                           EQUITY INDEX FUND
                                    ------------------------------------------------------------------------------------------------
                                      2001       2000       1999       1998       1997       1996       1995       1994       1993
                                    --------   --------   --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of period...   $         $  3.41    $  2.86     $ 2.26     $ 1.72     $ 1.42     $ 1.05     $1.05      $1.00
                                     =====     =======    =======     ======     ======     ======     ======     =====      =====
Unit value, end of period.........   $         $  3.07    $  3.41     $ 2.86     $ 2.26     $ 1.72     $ 1.42     $1.05      $1.05
                                     =====     =======    =======     ======     ======     ======     ======     =====      =====
Thousands of accumulation units
 outstanding, end of period.......             109,982    112,735     94,019     68,462     35,660     17,109     4,644      2,135
                                     =====     =======    =======     ======     ======     ======     ======     =====      =====


                                                  INVESTMENT COMPANY ALL AMERICA FUND
                                    ---------------------------------------------------------------
                                      2001       2000       1999       1998       1997       1996
                                    --------   --------   --------   --------   --------   --------
Unit value, beginning of year.....   $          $10.05     $ 8.09     $ 6.76     $ 5.39     $ 4.52
                                     ======     ======     ======     ======     ======     ======
Unit value, end of year...........   $          $ 9.46     $10.05     $ 8.09     $ 6.76     $ 5.39
                                     ======     ======     ======     ======     ======     ======
Thousands of accumulation units
 outstanding, end of year.........              47,895     48,014     49,275     51,312     49,798
                                     ======     ======     ======     ======     ======     ======

                                       INVESTMENT COMPANY ALL AMERICA FUND
                                    -----------------------------------------
                                      1995       1994       1993       1992
                                    --------   --------   --------   --------
Unit value, beginning of year.....   $ 3.35     $ 3.36     $ 3.03     $ 2.97
                                     ======     ======     ======     ======
Unit value, end of year...........   $ 4.52     $ 3.35     $ 3.36     $ 3.03
                                     ======     ======     ======     ======
Thousands of accumulation units
 outstanding, end of year.........   43,620     38,669     36,510     32,352
                                     ======     ======     ======     ======


                                            MID-CAP EQUITY                            INVESTMENT COMPANY
                                              INDEX FUND                            AGGRESSIVE EQUITY FUND
                                    ------------------------------   ----------------------------------------------------
                                      2001       2000      1999*       2001       2000       1999       1998       1997
                                    --------   --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of period...   $          $ 1.11     $1.00      $          $ 2.85     $ 2.02     $ 2.15     $ 1.80
                                     =====      ======     =====      =====      ======     ======     ======     ======
Unit value, end of period.........   $          $ 1.28     $1.11      $          $ 2.79     $ 2.85     $ 2.02     $ 2.15
                                     =====      ======     =====      =====      ======     ======     ======     ======
Thousands of accumulation units
 outstanding, end of period.......              37,752     3,431                 75,043     62,123     63,176     71,468
                                     =====      ======     =====      =====      ======     ======     ======     ======

                                          INVESTMENT COMPANY
                                        AGGRESSIVE EQUITY FUND
                                    ------------------------------
                                      1996       1995       1994
                                    --------   --------   --------
Unit value, beginning of period...   $ 1.43     $ 1.05     $1.00
                                     ======     ======     =====
Unit value, end of period.........   $ 1.80     $ 1.43     $1.05
                                     ======     ======     =====
Thousands of accumulation units
 outstanding, end of period.......   49,800     20,858     9,145
                                     ======     ======     =====


* Commenced operations May 3, 1999

                                                   INVESTMENT COMPANY COMPOSITE FUND
                                    ---------------------------------------------------------------
                                      2001       2000       1999       1998       1997       1996
                                    --------   --------   --------   --------   --------   --------
Unit value, beginning of year.....   $          $ 5.61     $ 4.93     $ 4.36     $ 3.75     $ 3.39
                                     ======     ======     ======     ======     ======     ======
Unit value, end of year...........   $          $ 5.52     $ 5.61     $ 4.93     $ 4.36     $ 3.75
                                     ======     ======     ======     ======     ======     ======
Thousands of accumulation units
 outstanding, end of year.........              54,447     56,404     59,833     61,359     66,715
                                     ======     ======     ======     ======     ======     ======

                                        INVESTMENT COMPANY COMPOSITE FUND
                                    -----------------------------------------
                                      1995       1994       1993       1992
                                    --------   --------   --------   --------
Unit value, beginning of year.....   $ 2.82     $ 2.95     $ 2.55     $ 2.43
                                     ======     ======     ======     ======
Unit value, end of year...........   $ 3.39     $ 2.82     $ 2.95     $ 2.55
                                     ======     ======     ======     ======
Thousands of accumulation units
 outstanding, end of year.........   70,558     73,239     71,215     50,944
                                     ======     ======     ======     ======


                                                           INVESTMENT COMPANY BOND FUND
                                    --------------------------------------------------------------------------
                                      2001       2000       1999       1998       1997       1996       1995
                                    --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of year.....   $          $ 3.07     $ 3.17     $ 3.00     $ 2.75     $ 2.69     $ 2.28
                                     ======     ======     ======     ======     ======     ======     ======
Unit value, end of year...........   $          $ 3.31     $ 3.07     $ 3.17     $ 3.00     $ 2.75     $ 2.69
                                     ======     ======     ======     ======     ======     ======     ======
Thousands of accumulation units
 outstanding, end of year.........              13,899     14,287     17,746     12,671     12,548     12,083
                                     ======     ======     ======     ======     ======     ======     ======

                                     INVESTMENT COMPANY BOND FUND
                                    ------------------------------
                                      1994       1993       1992
                                    --------   --------   --------
Unit value, beginning of year.....   $ 2.39     $ 2.13     $1.99
                                     ======     ======     =====
Unit value, end of year...........   $ 2.28     $ 2.39     $2.13
                                     ======     ======     =====
Thousands of accumulation units
 outstanding, end of year.........   10,601     12,244     9,203
                                     ======     ======     =====



                                                                           INVESTMENT COMPANY
                                                                           MID-TERM BOND FUND
                                    ------------------------------------------------------------------------------------------------
                                      2001       2000       1999       1998       1997       1996       1995       1994       1993
                                    --------   --------   --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of period...   $          $1.32      $1.32      $1.26      $1.19      $1.16      $1.01      $1.06      $1.00
                                     =====      =====      =====      =====      =====      =====      =====      =====      =====
Unit value, end of period.........   $          $1.38      $1.32      $1.32      $1.26      $1.19      $1.16      $1.01      $1.06
                                     =====      =====      =====      =====      =====      =====      =====      =====      =====
Thousands of accumulation units
 outstanding, end of period.......              5,922      6,037      7,325      4,478      3,828      2,848      1,444      1,411
                                     =====      =====      =====      =====      =====      =====      =====      =====      =====

                                                                           INVESTMENT COMPANY
                                                                          SHORT-TERM BOND FUND
                                    ------------------------------------------------------------------------------------------------
                                      2001       2000       1999       1998       1997       1996       1995       1994       1993
                                    --------   --------   --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of period...   $          $1.28      $1.24      $1.19      $1.14      $1.10      $1.03      $1.03      $1.00
                                     =====      =====      =====      =====      =====      =====      =====      =====      =====
Unit value, end of period.........   $          $1.37      $1.28      $1.24      $1.19      $1.14      $1.10      $1.03      $1.03
                                     =====      =====      =====      =====      =====      =====      =====      =====      =====
Thousands of accumulation units
 outstanding, end of period.......              4,649      3,604      3,164      2,355      2,129      1,447      1,132        747
                                     =====      =====      =====      =====      =====      =====      =====      =====      =====


                                                 INVESTMENT COMPANY MONEY MARKET FUND
                                    ---------------------------------------------------------------
                                      2001       2000       1999       1998       1997       1996
                                    --------   --------   --------   --------   --------   --------
Unit value, beginning of year.....   $          $ 2.11     $ 2.03     $ 1.95     $ 1.87     $ 1.80
                                     ======     ======     ======     ======     ======     ======
Unit value, end of year...........   $          $ 2.22     $ 2.11     $ 2.03     $ 1.95     $ 1.87
                                     ======     ======     ======     ======     ======     ======
Thousands of accumulation units
 outstanding, end of year.........              25,658     20,766     19,121     16,831     17,511
                                     ======     ======     ======     ======     ======     ======

                                      INVESTMENT COMPANY MONEY MARKET FUND
                                    -----------------------------------------
                                      1995       1994       1993       1992
                                    --------   --------   --------   --------
Unit value, beginning of year.....   $ 1.72     $ 1.68     $ 1.65     $ 1.62
                                     ======     ======     ======     ======
Unit value, end of year...........   $ 1.80     $ 1.72     $ 1.68     $ 1.65
                                     ======     ======     ======     ======
Thousands of accumulation units
 outstanding, end of year.........   17,502     17,653     15,815     16,545
                                     ======     ======     ======     ======


                                                                      SCUDDER BOND FUND
                                    -------------------------------------------------------------------------------------
                                      2001       2000       1999       1998       1997       1996       1995       1994
                                    --------   --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of year.....   $          $12.73     $13.02     $12.37     $11.48     $11.30     $ 9.69     $10.32
                                     ======     ======     ======     ======     ======     ======     ======     ======
Unit value, end of year...........   $          $13.94     $12.73     $13.02     $12.37     $11.48     $11.30     $ 9.69
                                     ======     ======     ======     ======     ======     ======     ======     ======
Thousands of accumulation units
 outstanding, end of year.........               1,630      1,558      1,757      1,484      1,362      1,269      1,169
                                     ======     ======     ======     ======     ======     ======     ======     ======

                                     SCUDDER BOND FUND
                                    -------------------
                                      1993       1992
                                    --------   --------
Unit value, beginning of year.....   $9.30      $8.78
                                     =====      =====
Unit value, end of year...........   $10.32     $9.30
                                     =====      =====
Thousands of accumulation units
 outstanding, end of year.........   1,277      1,053
                                     =====      =====


                                                           SCUDDER CAPITAL GROWTH FUND
                                    --------------------------------------------------------------------------
                                      2001       2000       1999       1998       1997       1996       1995
                                    --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of year.....   $          $48.17     $36.07     $29.64     $22.11     $18.64     $14.67
                                     ======     ======     ======     ======     ======     ======     ======
Unit value, end of year...........   $          $42.97     $48.17     $36.07     $29.64     $22.11     $18.64
                                     ======     ======     ======     ======     ======     ======     ======
Thousands of accumulation units
 outstanding, end of year.........              11,501     11,582     11,462     11,094      9,266      8,556
                                     ======     ======     ======     ======     ======     ======     ======

                                     SCUDDER CAPITAL GROWTH FUND
                                    ------------------------------
                                      1994       1993       1992
                                    --------   --------   --------
Unit value, beginning of year.....   $16.46     $13.80     $13.09
                                     ======     ======     ======
Unit value, end of year...........   $14.67     $16.46     $13.80
                                     ======     ======     ======
Thousands of accumulation units
 outstanding, end of year.........    8,121      6,582      3,698
                                     ======     ======     ======


                                                            SCUDDER INTERNATIONAL FUND
                                    --------------------------------------------------------------------------
                                      2001       2000       1999       1998       1997       1996       1995
                                    --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of year.....   $          $25.83     $16.93     $14.46     $13.43     $11.85     $10.80
                                     ======     ======     ======     ======     ======     ======     ======
Unit value, end of year...........   $          $20.02     $25.83     $16.93     $14.46     $13.43     $11.85
                                     ======     ======     ======     ======     ======     ======     ======
Thousands of accumulation units
 outstanding, end of year.........               8,335      8,486      8,004      8,205      7,688      7,269
                                     ======     ======     ======     ======     ======     ======     ======

                                      SCUDDER INTERNATIONAL FUND
                                    ------------------------------
                                      1994       1993       1992
                                    --------   --------   --------
Unit value, beginning of year.....   $11.06     $8.13      $8.48
                                     ======     =====      =====
Unit value, end of year...........   $10.80     $11.06     $8.13
                                     ======     =====      =====
Thousands of accumulation units
 outstanding, end of year.........    8,610     5,400      2,262
                                     ======     =====      =====



                                                                   FIDELITY VIP
                                                                EQUITY-INCOME FUND
                                    --------------------------------------------------------------------------
                                      2001       2000       1999       1998       1997       1996       1995
                                    --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of period...   $          $32.21     $30.65     $27.77     $21.93     $19.43     $16.30
                                     ======     ======     ======     ======     ======     ======     ======
Unit value, end of period.........   $          $34.61     $32.21     $30.65     $27.77     $21.93     $19.43
                                     ======     ======     ======     ======     ======     ======     ======
Thousands of accumulation units
 outstanding, end of period.......               3,753      4,213      4,018      3,491      2,342        728
                                     ======     ======     ======     ======     ======     ======     ======



                                                           FIDELITY VIP II CONTRA FUND
                                    --------------------------------------------------------------------------
                                      2001       2000       1999       1998       1997       1996       1995
                                    --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of period...   $          $32.13     $26.16     $20.36     $16.59     $13.85     $11.43
                                     ======     ======     ======     ======     ======     ======     ======
Unit value, end of period.........   $          $29.73     $32.13     $26.16     $20.36     $16.59     $13.85
                                     ======     ======     ======     ======     ======     ======     ======
Thousands of accumulation units
 outstanding, end of period.......               8,742      8,430      6,742      5,656      3,880      1,792
                                     ======     ======     ======     ======     ======     ======     ======



                                                        FIDELITY VIP II ASSET MANAGER FUND
                                    --------------------------------------------------------------------------
                                      2001       2000       1999       1998       1997       1996       1995
                                    --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of period...   $          $26.40     $24.04     $21.14     $17.72     $15.66     $14.04
                                     ======     ======     ======     ======     ======     ======     ======
Unit value, end of period.........   $          $25.14     $26.40     $24.04     $21.14     $17.72     $15.66
                                     ======     ======     ======     ======     ======     ======     ======
Thousands of accumulation units
 outstanding, end of period.......               1,908      1,747      1,488      1,150        613        184
                                     ======     ======     ======     ======     ======     ======     ======

                                                           CALVERT SOCIAL BALANCED FUND
                                    --------------------------------------------------------------------------
                                      2001       2000       1999       1998       1997       1996       1995
                                    --------   --------   --------   --------   --------   --------   --------
Unit value, beginning of period...   $          $ 3.37     $ 3.04     $ 2.65     $ 2.23     $ 2.01     $1.57
                                     ======     ======     ======     ======     ======     ======     =====
Unit value, end of period.........   $          $ 3.23     $ 3.37     $ 3.04     $ 2.65     $ 2.23     $2.01
                                     ======     ======     ======     ======     ======     ======     =====
Thousands of accumulation units
 outstanding, end of period.......              17,238     16,041     14,257     12,479     10,713     7,849
                                     ======     ======     ======     ======     ======     ======     =====

                                     CALVERT SOCIAL BALANCED FUND
                                    ------------------------------
                                      1994       1993       1992
                                    --------   --------   --------
Unit value, beginning of period...   $1.64      $1.54      $ 1.44
                                     =====      =====      ======
Unit value, end of period.........   $1.57      $1.64      $ 1.54
                                     =====      =====      ======
Thousands of accumulation units
 outstanding, end of period.......   5,986      5,151       2,742
                                     =====      =====      ======


                                       AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
                                    ----------------------------------------------------
                                      2001       2000       1999       1998       1997
                                    --------   --------   --------   --------   --------
Unit value, beginning of year.....   $          $17.40     $10.69     $11.04     $11.53
                                     ======     ======     ======     ======     ======
Unit value, end of year...........   $          $18.82     $17.40     $10.69     $11.04
                                     ======     ======     ======     ======     ======
Thousands of accumulation units
 outstanding, end of year.........               7,184      3,394      3,303      4,510
                                     ======     ======     ======     ======     ======

                                       AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
                                    ----------------------------------------------------
                                      1996       1995       1994       1993       1992
                                    --------   --------   --------   --------   --------
Unit value, beginning of year.....   $12.18     $9.39      $9.61      $8.81      $9.01
                                     ======     =====      =====      =====      =====
Unit value, end of year...........   $11.53     $12.18     $9.39      $9.61      $8.81
                                     ======     =====      =====      =====      =====
Thousands of accumulation units
 outstanding, end of year.........    7,264     8,061      6,361      5,946      5,280
                                     ======     =====      =====      =====      =====


------------------------
  The dates the Funds of the Separate Account commenced operation are as follows:

  Investment Company Money Market, All America, Bond and Composite Funds--January 1, 1985; Scudder Capital Growth, Bond and International Funds and American Century VP Capital Appreciation Fund--January 3, 1989; Calvert Social Balanced Fund--May 13, 1991; Investment Company Equity Index, Short-Term Bond and Mid-Term Bond Funds--February 5, 1993; Investment Company Aggressive Equity Fund--May 2, 1994; Fidelity VIP Equity-Income Fund and Fidelity VIP II Contra and Asset Manager Funds--May 1, 1995; and Investment Company Mid-Cap Equity Index Fund--May 3, 1999.

--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
                            FOR THE SECTION 457 PLAN
                    VARIABLE ACCUMULATION ANNUITY CONTRACTS

                                   Issued By
                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                                320 Park Avenue
                            New York, New York 10022
                                  Through its
                             SEPARATE ACCOUNT NO. 2
--------------------------------------------------------------------------------

This Statement of Additional Information expands upon subjects we discuss in the current Prospectus for the Section 457 Plan variable accumulation annuity contract CONTRACTS) that we offer.


You may obtain a copy of the Prospectus, dated May 1, 2002, by calling 1-800-468-3785 or by writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022, Attn: Eldon Wonacott. The prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND YOU SHOULD READ IT IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS.

                               TABLE OF CONTENTS

                                                             PAGE
                                                            -----
Distribution of the Contracts.............................      2
Calculation of Accumulation Unit Values...................      2
Yield and Performance Information.........................      3
Safekeeping of Separate Account Assets....................      8
State Regulation..........................................      8
Periodic Reports..........................................      8
Legal Proceedings.........................................      9
Legal Matters.............................................      9
Experts...................................................      9
Additional Information....................................     10
Financial Statements......................................     10

--------------------------------------------------------------------------------

DATED: MAY 1, 2002

                         DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------

We offer the Contracts for sale on a continuous basis through certain of our employees. The only compensation we pay for sales of the Contracts is in the form of salary. We also serve as principal underwriter of the Contracts.

We are registered with the Securities and Exchange Commission ("Commission") as a broker-dealer and are a member of the National Association of Securities Dealers, Inc. All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives.

                    CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

When a Participant allocates or transfers Account Balance to a Separate Account Fund, the Participant's interest in the Fund is represented by Accumulation Units. Each Fund's Accumulation Units have a different value, based on the value of the Fund's investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. To determine the change in a Fund's Accumulation Unit value from the close of one Valuation Day to the close of the next Valuation Day (which we call a Valuation Period), we use an Accumulation Unit Change Factor.

For Separate Account Funds that invest in shares of the Investment Company Funds, the Accumulation Unit Change Factor for each Fund for any Valuation Period is:

 (a) the ratio of (i) the asset value of the Underlying Fund at the end of the current Valuation Period before any amounts are allocated to or withdrawn from the Fund with respect to that Valuation Period, to (ii) the asset value of the Underlying Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

 (b) 1.000000 plus the component of the annual rate of expense risk, distribution expense and Separate Account administrative charges against the Fund's assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

For Separate Account Funds that invest in shares of the Fidelity, Scudder, American Century or Calvert Portfolios, the Accumulation Unit Change Factor for each Fund for any Valuation Period is:

 (a) the ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier* for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend Multiplier for the preceding Valuation Period, divided by

 (b) 1.000000 plus the component of the annual rate of expense risk, distribution expense and Separate Account administrative charges against the Fund's assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.
------------------------

* The Cumulative Dividend Multiplier is calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier.

                       YIELD AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

Regulations adopted by the Commission require us to disclose the current annualized yield of the Money Market Fund of the Separate Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund of the Investment Company or on its portfolio securities. This is called YIELD. The Commission also permits us to disclose the effective yield of the Money Market Fund of the Separate Account for the same seven-day period, determined on a compounded basis. This is called the EFFECTIVE YIELD.

Yield and effective yield reflect our deductions from the Separate Account Fund for administrative and distribution expenses or services and the mortality and expense risk charge accrued during the period. Because of these deductions, the yield for the Money Market Fund of the Separate Account will be lower than the yield for the Money Market Fund of the Investment Company.

From time to time, we will include quotations of the yield or performance of the Separate Account's Money Market Fund in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

 A. YIELD is the net annualized yield based on a specified seven calendar-days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

 B. EFFECTIVE YIELD is the net annualized yield for a specified seven calendar days, assuming a reinvestment of the income (compounding). Effective yield is calculated by the same method as yield, except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

    Effective Yield = [(Base Period Return +1) TO THE POWER OF 365/7]-1.


The current yield of the Money Market Fund of the Separate Account for the
seven-day period ended December   , 2001 was     %.


Yield and effective yield are based on historical earnings and show the performance of a hypothetical investment. The yield on amounts held in the Money Market Fund of the Separate Account normally will fluctuate on a daily basis, and therefore the yield for any past period is not an indication or representation of future yield. The Money Market Fund's actual yield and effective yield are affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund of the Investment Company, the types and quality of portfolio securities held by the Money Market Fund of the Investment Company, and its operating expenses.

When communicating total return to current or prospective Participants, we also may compare the Money Market Fund's figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

BOND FUNDS
--------------------------------------------------------------------------------

From time to time, we may include quotations of the yield of the Separate Account's Investment Company Bond Funds and Scudder Bond Fund in advertisements, sales literature or shareholder reports. Yield is computed by annualizing net investment income, as determined by the Commission's formula, calculated on a per Accumulation Unit basis, for a recent one month or 30-day period and dividing that amount by the unit value of the Fund at the end of the period.

FUNDS OTHER THAN MONEY MARKET
--------------------------------------------------------------------------------

From time to time, we may include quotations of a Fund's TOTAL RETURN in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

 A. AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Fund is given. Total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

    T = (ERV/P) TO THE POWER OF 1/n - 1

Where:

    P = a hypothetical initial payment of $1,000
    T = average annual total return
    n = number of years
    ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

B.CUMULATIVE TOTAL RETURN is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the value of a Fund's unit values and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the compound rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

    C = (ERV/P) - 1.

Where:

    C = Cumulative Total Return
    P = hypothetical initial payment of $1,000
    ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


                          AVERAGE ANNUAL TOTAL RETURN*
                      FOR PERIODS ENDED DECEMBER 31, 2001



FUND                                      ONE YEAR   FIVE YEARS   TEN YEARS   LIFE OF FUND   INCEPTION DATE
----                                      --------   ----------   ---------   ------------   --------------
Investment Company Equity Index.........        %           %      N/A                %         02/05/93
Investment Company All America..........        %           %           %             %         01/01/85
Investment Company Mid-Cap Equity
  Index.................................        %      N/A         N/A                %         05/03/99
Investment Company Aggressive Equity....        %           %      N/A                %         05/02/94
Investment Company Composite............        %           %           %             %         01/01/85
Investment Company Bond.................        %           %           %             %         01/01/85
Investment Company Mid-Term Bond........        %           %      N/A                %         02/05/93
Investment Company Short-Term Bond......        %           %      N/A                %         02/05/93
Scudder Capital Growth..................        %           %           %             %         01/03/89
Scudder Bond............................        %           %           %             %         01/03/89
Scudder International...................        %           %           %             %         01/03/89
Fidelity VIP Equity-Income..............        %           %      N/A                %         05/01/95
Fidelity VIP II Contra..................        %           %      N/A                %         05/01/95
Fidelity VIP II Asset Manager...........        %           %      N/A                %         05/01/95
Calvert Social Balanced.................        %           %      N/A                %         05/23/93
American Century VP Capital
  Appreciation..........................        %           %           %             %         01/03/89


------------------------

* Returns reflect the deduction of current asset based charges as though they had been in effect for the periods shown.

                             CUMULATIVE TOTAL RETURNS*
                        FOR PERIODS ENDED DECEMBER 31, 2001



FUND                                    ONE YEAR   FIVE YEARS   TEN YEARS   LIFE OF FUND   INCEPTION DATE
----                                    --------   ----------   ---------   ------------   --------------
Investment Company Equity Index.......        %            %      N/A                %        02/05/93
Investment Company All America........        %            %           %             %        01/01/85
Investment Company Mid-Cap Equity
  Index...............................        %      N/A          N/A                %        05/03/99
Investment Company Aggressive
  Equity..............................        %            %      N/A                %        05/02/94
Investment Company Composite..........        %            %           %             %        01/01/85
Investment Company Bond...............        %            %           %             %        01/01/85
Investment Company Mid-Term Bond......        %            %      N/A                %        02/05/93
Investment Company Short-Term Bond....        %            %      N/A                %        02/05/93
Scudder Capital Growth................        %            %           %             %        01/03/89
Scudder Bond..........................        %            %           %             %        01/03/89
Scudder International.................        %            %           %             %        01/03/89
Fidelity VIP Equity-Income............        %            %      N/A                %        05/01/95
Fidelity VIP II Contra................        %            %      N/A                %        05/01/95
Fidelity VIP II Asset Manager.........        %            %      N/A                %        05/01/95
Calvert Social Balanced...............        %            %      N/A                %        05/13/91
American Century VP Capital
  Appreciation........................        %            %           %             %        01/03/89


------------------------

* Returns reflect the deduction of current asset based charges as though they had been in effect for the periods shown.

The returns for the All America Fund (previously called the "Stock Fund") prior to May 1, 1994 reflect the results of the Underlying Fund prior to a change in its investment objectives and policies and the addition of subadvisers on that date. The commencement dates are for the Funds in Separate Account No. 2.

The above figures for the Money Market and other Funds, both for average annual total return and cumulative total return, reflect charges made to the Separate Account, including a monthly service charge. In the above table, we deducted the $2.00 monthly contract fee from each Separate Account Fund, calculated as a cost per $1,000 based on the average Account Balance for all of our individually allocated contracts. For any Participant, the actual treatment of the monthly contract fee and its effect on total return will depend on the Participant's actual allocation of Account Balance.

If you have Account Balance in the General Account, the monthly contract fee would be deducted from the General Account, not any Separate Account Fund. Accordingly, the illustration of your Account Balance held in any of the Funds of the Separate Account would experience a higher total return than shown above. If you do not have Account Balance allocated to the General Account, but you do have Account Balance allocated to more than one Fund of the Separate Account, the fee would only be deducted from one of the Funds so that an illustration of total return figures of the other Funds would be higher than shown above and the Separate Account Fund from which the fee was deducted would illustrate a lower total return than shown above.

If you do not have any Account Balance in the General Account, we will deduct the $2.00 monthly charge from your Account Balance allocated to one or more of the Separate Account Funds, in the following order:

(a) Investment Company Money Market Fund,

(b) Investment Company Short-Term Bond Fund,

(c) Investment Company Mid-Term Bond Fund,

(d) Investment Company Bond Fund,

(e) Scudder Bond Fund,

(f) Investment Company Composite Fund,

(g) Fidelity VIP II Asset Manager Fund,

(h) Calvert Social Balanced Fund,

(i) Fidelity VIP Equity-Income Fund,

(j) Investment Company All America Fund,

(k) Investment Company Equity Index Fund,

(l) Investment Company Mid-Cap Equity Index Fund,

(m) Fidelity VIP II Contra Fund,

(n) Investment Company Aggressive Equity Fund,

(o) Scudder Capital Growth Fund,

(p) Scudder International Fund, and

(q) American Century VP Capital Appreciation Fund.

Performance figures are based on historical earnings and are not guaranteed to reoccur. They are not necessarily indicative of the future investment performance of a particular Fund. Total return and yield for a Fund will vary based on changes in market conditions and the performance of the Underlying Fund. Unit values will fluctuate so that, when redeemed, they may be worth more or less than their original cost.

When communicating total return to current or prospective Participants, we also may compare a Fund's figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS
--------------------------------------------------------------------------------

We hold title to the Separate Account's assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Separate Account Funds.

                                STATE REGULATION
--------------------------------------------------------------------------------

We are subject to regulation by the New York State Superintendent of Insurance ("Superintendent") as well as by the insurance departments of all the other states and jurisdictions in which we does business.

We must file with the Superintendent an annual statement on a form specified by the National Association of Insurance Commissioners. We also must file with New York and other states a separate statement covering the separate accounts that we maintain, including the Separate Account. Our books and assets are subject to review and examination by the Superintendent and the Superintendent's agents at all times. The Superintendent makes a full examination into our affairs at least every five years. Other states also may periodically conduct a full examination of our operations.

The laws of New York and of other states in which we are licensed to transact business specifically provide for regulation and supervision of the variable annuity activities of life insurance companies. Regulations require certain contract provisions and require us to obtain approval of contract forms. State regulation does not involve any supervision or control over the investment policies of the Separate Account, or the selection of investments therefor, except for verification that any such investments are permissible under applicable law. Generally, the states in which we do business apply the laws of New York in determining permissible investments for us.

                                PERIODIC REPORTS
--------------------------------------------------------------------------------

Prior to your Annuity Commencement Date, we will provide you, at least quarterly, with a statement as of a specified date covering the period since the last statement. The statement will set forth, for the covered period:

(1) Amounts added to your Account Balance, which will be Deferred Compensation deposits under 457 Contracts or Contributions under Thrift, IRA, FPA and TDA Contracts made by you or on your behalf, including

   -  the allocation of contributed amounts to the Separate and General
      Accounts;

   - the date Deferred Compensation was deducted from your salary or the Contribution was made; and

   -  the date the amount was credited to your account.

(2) Interest accrued on amounts allocated for you to the General Account.

(3) The number and dollar value of Accumulation Units credited to you in each Fund of the Separate Account; and

(4) The total amounts of all withdrawals and transfers from the General Account and each Fund.

We have advised Employers that they should remit your Contributions to us within seven days of the date the Contribution was withheld from your pay.

The statement we send to you also will specify your Account Balance available to provide a periodic benefit, cash return or death benefit. We will transmit to Participants, at least semi-annually, reports showing the financial condition of the Separate Account and showing the schedules of investments held in each Underlying Fund.

                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

We are engaged in litigation of various kinds, which in our judgment is not of material importance in relation to our total assets. There are no legal proceedings pending to which the Separate Account is a party.

                                 LEGAL MATTERS
--------------------------------------------------------------------------------

All matters of applicable state law pertaining to the Contracts, including our right to issue the Contracts, have been passed upon by Patrick A. Burns, Senior Executive Vice President and General Counsel of Mutual of America. Legal matters relating to Federal securities laws have been passed upon by Stanley M. Lenkowicz, Senior Vice President and Deputy General Counsel of Mutual of America.

                                    EXPERTS
--------------------------------------------------------------------------------

Arthur Andersen LLP, our independent public accountants, have audited the financial statements included in this Statement of Additional Information, as indicated in their reports relating to the statements. We have included the reports of Arthur Andersen LLP in reliance upon the authority of the firm as experts in giving such reports.

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

We have filed with the Commission a registration statement under the Securities Act of 1933, as amended, concerning to the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the Commission. The Commission has an Internet web site at http://www.sec.gov, or you may write to the Commission's Public Reference Section, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


When you allocate Account Balance to the Separate Account Funds, the value of the Account Balance in those Funds is impacted primarily by the investment results of the Underlying Fund(s). Financial Statements of the Separate Account for 2001 are included as follows:


Statement of Assets and Liabilities.........................
Statement of Operations.....................................
Statements of Changes in Net Assets.........................
Notes to Financial Statements...............................
Report of Independent Public Accountants....................



You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account. Financial Statements of Mutual of America for 2001 are included as follows:


Report of Independent Public Accountants....................
Consolidated Statements of Financial Condition..............
Consolidated Statements of Operations and Surplus...........
Consolidated Statements of Cash Flows.......................
Notes to Consolidated Financial Statements..................



                         [Financial Statements to come]

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
--------------------------------------------------------------------------------

(a) Financial Statements


Financial statements for 2001 for Mutual of America Separate Account No. 2 and Mutual of America Life Insurance Company will be included in a post-effective amendment to be filed in April 2002.


(b) Exhibits



ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR
--------------------------------------------------------------------------------


                                                           POSITIONS AND OFFICES
NAME AND PRINCIPAL BUSINESS ADDRESS                           WITH DEPOSITOR
-----------------------------------                        ---------------------
Clifford L. Alexander, Jr.
  Washington, D.C.                                              Director
Richard M. Cummins
  New York, New York                                            Director
Roselyn P. Epps, M.D.
  Bethesda, Maryland                                            Director
Earle H. Harbison, Jr.
  St. Louis, Missouri                                           Director
Frances R. Hesselbein
  New York, New York                                            Director
William Kahn
  St. Louis, Missouri                                           Director
LaSalle D. Leffall, Jr., M.D.
  Washington, D.C.                                              Director
Connie Mack
  Washington, D.C.                                              Director
Fioravante G. Perotta
  New York, New York                                            Director
General Dennis J. Reimer
  Oklahoma City, Oklahoma                                       Director
Francis H. Schott
  New York, New York                                            Director
O. Stanley Smith, Jr.
  Columbia, South Carolina                                      Director
Sheila M. Smythe
  Valhalla, New York                                            Director
Elie Wiesel
  New York, New York                                            Director


                               OFFICERS-DIRECTORS

NAME AND PRINCIPAL BUSINESS ADDRESS              POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------              ------------------------------------
William J. Flynn                     Chairman of the Board
Thomas J. Moran                      President and Chief Executive Officer
Manfred Altstadt                     Senior Executive Vice President and Chief Financial Officer
Patrick A. Burns                     Senior Executive Vice President and General Counsel
Salvatore R. Curiale                 Senior Executive Vice President, Technical Operations

                                 OTHER OFFICERS


NAME AND PRINCIPAL BUSINESS ADDRESS              POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------              ------------------------------------
Diane M. Aramony                     Executive Vice President, Corporate Secretary and Assistant
                                      to the Chairman
Meyer Baruch                         Senior Vice President, State Compliance and Government
                                      Regulations
Deborah Swinford Becker              Senior Vice President and Associate General Counsel
Nicholas A. Branchina                Senior Vice President and Associate Treasurer
William Breneisen                    Executive Vice President, Office of Technology
Jeremy J. Brown                      Executive Vice President and Chief Actuary
Allen J. Bruckheimer                 Senior Vice President and Associate Treasurer
Patrick Burke                        Senior Vice President, Consulting Services
Sean Carroll                         Senior Vice President, Facilities Management
William S. Conway                    Executive Vice President, Marketing and Corporate
                                      Communications
Paul J. Costagliola                  Senior Vice President Compliance, since February 2001; prior thereto, Vice President
Warren A. Essner                     Senior Vice President and Assistant to the President and
                                      Chief Executive Officer
James E. Flynn                       Senior Vice President, International Markets
Michael Gallagher                    Senior Vice President, Direct Response and Technical
  Boca Raton, FL                      Communications
Harold J. Gannon                     Senior Vice President, Corporate Tax
Gordon Gaspard                       Senior Vice President, National Accounts
Robert Giaquinto                     Senior Vice President, MIS Operations
Thomas E. Gilliam                    Executive Vice President and Assistant to the President and
                                      Chief Executive Officer
John R. Greed                        Executive Vice President and Treasurer
Jared Gutman                         Senior Vice President, Technical Operations
Thomas A. Harwood                    Senior Vice President, Corporate Communications
Sandra Hersko                        Senior Vice President, Technical Administration
Edward J. T. Kenney                  Senior Vice President and Assistant to the President and
                                      Chief Executive Officer
Gregory A. Kleva, Jr.                Executive Vice President and Deputy General Counsel
Robert Kordecki                      Senior Vice President, Billing and Regulatory Services/Life
                                      and Disability Claims
Stanley M. Lenkowicz                 Senior Vice President and Deputy General Counsel
Daniel LeSaffre                      Senior Vice President, Human Resources and Training
Robert W. Maull                      Senior Vice President and Corporate Actuary
George L. Medlin                     Executive Vice President, Internal Audit
Christopher Miseo                    Senior Vice President, Accounting and Financial Reporting,
                                      since March 2002; prior thereto, Vice President
Lynn N. Nadler                       Senior Vice President, Training
  Boca Raton, FL
Roger F. Napoleon                    Senior Vice President and Associate General Counsel
Peter Nicklin                        Senior Vice President, MIS Business Applications, since
                                      February 2001; prior thereto, Vice President
James C. Peterson                    Senior Vice President, Leadership Development
William Rose                         Senior Vice President, Field Operations
Dennis J. Routledge                  Senior Vice President, LAN/Telecommunications
Robert W. Ruane                      Senior Vice President, Corporate Communications and Direct
                                      Response
William G. Shannon                   Senior Vice President, Individual Financial Planning
Walter W. Siegel                     Senior Vice President and Actuary

NAME AND PRINCIPAL BUSINESS ADDRESS              POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------              ------------------------------------
Joan M. Squires                      Executive Vice President, Office of Technology, since
                                      February 2001; prior thereto, Senior Vice President,
                                      Business Applications
Anne M. Stanard                      Senior Vice President, Human Resources
John Terwilliger                     Senior Vice President, Facilities Management, since February
  Boca Raton, FL                      2001; prior thereto, Vice President
Eldon Wonacott                       Senior Vice President, Field Administration
Raymond Yeager                       Senior Vice President, MIS Operations
  Boca Raton, FL


The business address of all officers and directors is 320 Park Avenue, New York, New York 10022, unless otherwise noted.


ITEM 32.  UNDERTAKINGS

--------------------------------------------------------------------------------

The Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, the 1st day of April, 2002.


                                                       MUTUAL OF AMERICA SEPARATE
                                                       ACCOUNT NO. 2 (REGISTRANT)

                                                       MUTUAL OF AMERICA LIFE
                                                       INSURANCE COMPANY (DEPOSITOR)

                                                       By:            /s/ MANFRED ALTSTADT
                                                            ----------------------------------------
                                                                        Manfred Altstadt
                                                               Senior Executive Vice President and
                                                                     Chief Financial Officer


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 1, 2002.


                      SIGNATURE                                        TITLE
                      ---------                                        -----
                          *
     -------------------------------------------       Chairman of the Board;
                  William J. Flynn                       Director

                          *                            Chief Executive Officer and
     -------------------------------------------         President; Director (Principal
                   Thomas J. Moran                       Executive Officer)

                                                       Senior Executive Vice President
                /s/ MANFRED ALTSTADT                     and Chief Financial Officer;
     -------------------------------------------         Director (Principal Financial
                  Manfred Altstadt                       and Accounting Officer)

                          *
     -------------------------------------------       Director
             Clifford L. Alexander, Jr.

                          *
     -------------------------------------------       Senior Executive Vice President
                  Patrick A. Burns                       and General Counsel; Director

                          *
     -------------------------------------------       Director
                 Richard M. Cummins

                          *
     -------------------------------------------       Senior Executive Vice President,
                Salvatore R. Curiale                     Technical Operations; Director

                          *
     -------------------------------------------       Director
                Roselyn P. Epps, M.D.

                          *
     -------------------------------------------       Director
               Earle H. Harbison, Jr.

                      SIGNATURE                                        TITLE
                      ---------                                        -----
                          *
     -------------------------------------------       Director
                Frances R. Hesselbein

                          *
     -------------------------------------------       Director
                    William Kahn

                          *
     -------------------------------------------       Director
            LaSalle D. Leffall, Jr., M.D.

     -------------------------------------------       Director
                     Connie Mack

                          *
     -------------------------------------------       Director
               Fioravante G. Perrotta

                          *
     -------------------------------------------       Director
                  Dennis J. Reimer

                          *
     -------------------------------------------       Director
                  Francis H. Schott

                          *
     -------------------------------------------       Director
                O. Stanley Smith, Jr.

                          *
     -------------------------------------------       Director
                  Sheila M. Smythe

                          *
     -------------------------------------------       Director
                     Elie Wiesel





*By:                  /s/ MANFRED ALTSTADT
             --------------------------------------
                        Manfred Altstadt
                        ATTORNEY-IN-FACT